As filed with the Securities and Exchange Commission on May 8, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23011

Investment Company Act file number

THE RBB FUND TRUST
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(609) 731-6256

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2023

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

(a)

THE ENERGY & MINERALS GROUP EV, SOLAR & BATTERY MATERIALS

(LITHIUM, NICKEL, COPPER, COBALT) FUTURES STRATEGY ETF

A Series of
THE RBB FUND TRUST

Semi-Annual Report

February 28, 2023
(Unaudited)

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF (CHRG)

Shareholder Letter	1
Performance Data	6
Fund Expense Example	7
Consolidated Portfolio Holdings Summary Table	9
Consolidated Portfolio of Investments	10
Consolidated Financial Statements	12
Notes to Consolidated Financial Statements	16
Notice to Shareholders	25

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Shareholder Letter

(Unaudited)

To the Shareholders of CHRG,

On behalf of The Energy & Minerals Group Advisors, LLC (“EMG Advisors”) team, we want to express our appreciation for the confidence you have placed in The Energy & Minerals Group EV, Solar & Battery Material (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF) (“CHRG” or the “Fund”). We hope to use these letters as an opportunity to provide you with specific information relevant to our investment thesis, and our insights into the actively managed portfolio allocations therein.

CHRG performance overview

We launched CHRG on December 29, 2022, with a share price of $25.00 on the NYSE Arca, Inc.; the Fund’s share price closed on January 31, 2023 at $25.36 (to end January 2023 +1.04%), and on February 28, 2023 at $24.09 (to end February 2023 -5.01%). CHRG’s year-to-date performance as of February 28, 2023 was -4.03%.

We believe that the global energy expansion that is underway will drive demand for the commodities necessary to shift from a fuel-intensive to a material-intensive energy system. This shift has matured faster than anyone could have predicted, underpinned by an alignment of domestic politics, geopolitics, and technological innovation, on a scale that the world has never seen.

Our strategy is to provide investors actively managed exposure to the commodities required for this global shift, currently Copper, Lithium, Nickel, and Cobalt (collectively, the “underlying metals”). Leveraging our team’s decades worth of experience in the energy and mineral sector, we have summarized our key drivers of both positive and negative pressures on the future prices of the underlying metals in this letter. We also communicate about these same themes daily via our LinkedIn and Twitter feeds, and weekly through a newsletter you can subscribe to at www.emgadvisors.com.

The table below represents the holdings of the Fund as of February 28, 2023.

Collateral	Security	Symbol	Value (USD)	Weight (%)
—	UNITED STATES TREAS BILLS 06/29/2023	912796ZR3	1,968,883	65.64%
—	Cash & other	—	1,030,505	34.36%

Commodities	Security	Symbol	Value (USD)	Weight (%)
Copper	COPPER FUTURE May23	HGK3 COMDTY	1,840,275	61.24%
Lithium	Lithium LiOH COME Jun23	LFAM3 COMDTY	210,750	7.01%
Lithium	Lithium LiOH COME Jul23	LFAN3 COMDTY	209,640	6.98%
Lithium	Lithium LiOH COME Aug23	LFAQ3 COMDTY	207,000	6.89%
Lithium	Lithium LiOH COME Sep23	LFAU3 COMDTY	201,750	6.71%

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The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Shareholder Letter (Continued)

(Unaudited)

Commodities	Security	Symbol	Value (USD)	Weight (%)
Nickel	LME NICKEL FUTURE May23	LNK3 COMDTY	297,348	9.89%
Cobalt	Cobalt Fastmarket May23	CVTK3 COMDTY	38,470	1.28%

As of February 28, 2023, the Fund was heavily weighted to Copper (61.24%), with conservative exposure to Nickel (9.89%) and Cobalt (1.28%). We increasingly believe that Copper is undervalued due to the markets inability to comprehend the demand created from Solar, Wind, and electric vehicle adoption, paired with a very concentrated and volatile supply chain, and that this dislocation will be the story of 2023.

Copper; anchoring electrification

Target allocation (as of 2/28/2023)	52.40%
Target allocation (as of 3/1/2023)	75.80%
Year-to-date performance (as of 2/28/2023)	-3.50%

The January 2023 Copper price rally that was driven by a risk-on tone dissipated due to growing concerns about Chinese demand prospects and a stronger US dollar, which dampened investor enthusiasm for Copper. Mine supply disruptions and low inventories have provided price support on the downside, prices have remained somewhat volatile. The year-to-date performance of the Fund’s Copper position was -3.50% as of February 28, 2023.

We believe Copper will be one of the most in-demand materials of 2023. Supply-side issues, such as weather-related incidents in Indonesia and processing shutdowns in Panama, intensified in February 2023, compromising the availability of Copper to the market. Copper processors have responded with downgraded Q1 2023 sales guidance. Manufacturing activity is increasing in many countries due to lower input costs and COVID-19 re-openings, and is coupled with government stimulus initiatives in some countries, such as China, aimed at boosting domestic economies. In response to an anticipated increase in demand, Copper mine supply is set to grow by more than 5% in 2023 according to Wood Mackenzie , which would be the largest year-over-year increase since 2016. This expected expansion of the Copper supply chain is dependent on the fiscal conditions of the countries where these projects are expected to take place. With the uncertainty in the global economy posing significant risks to the advancement and development of new mining projects, we believe that any Copper supply chain expansion faces serious headwinds.

We see Copper as the key material anchoring electrification over the long-term, and believe that there is not enough Copper supply to meet the forecasted demand driven by the global energy expansion to renewables. We expect this energy expansion, a decades-long global infrastructure project, will be the main driver of Copper demand, underpinned by government policies, such as the Inflation Reduction Act in the United States and the European Union’s Green Deal. In addition, automobile companies have made commitments to go all-electric in the coming years, which we expect will increase global

2

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Shareholder Letter (Continued)

(Unaudited)

demand for Copper. For example, Mercedes-Benz has committed to manufacturing a 100% electric fleet of vehicles by 2025 and sold roughly 117,00 passenger electric vehicles and over 2 million cars globally in 2022! If Mercedes alone makes that transition, the current supply of copper may not satiate their demand, let alone the other car companies.

We believe the shift to electrification is going to happen faster than the supply chain is ready for.

Lithium

Target allocation (as of 2/28/2023)	28.50%
Target allocation (as of 3/1/2023)	11.80%
Year-to-date performance (as of 2/28/2023)	+0.23%

There was a supply deficit across all lithium materials in 2022, with battery-grade lithium exhibiting the most substantial shortfall. Producers have responded with increased supply from existing mines, a short-term solution, while investing in new mines that could take up to 12 years to get into production; the long-term “solution”.

The year-to-date performance of the Fund’s Lithium position was +0.23% as of February 28, 2023.

We are decreasing the Fund’s exposure to Lithium from 28.5% to 11.8% to align with Fund’s March 1, 2023 target portfolio allocations. Demand for battery-grade Lithium has been slower than expected. However, the Lithium market remains in a supply deficit that is expected to grow through 2023 as global economies continue to reopen and energy expansion continues to gain momentum. Automobile companies are racing to build cheaper electric vehicles for the masses, shifting focus from high nickel cathode batteries to Lithium Iron Phosphate (“LFP”) batteries. LFP battery chemistries require a significantly higher concentration of battery-grade Lithium chemicals. LFP batteries are also generally preferable in battery energy storage system (“BESS”) infrastructures given their relative safety. Analysts at Morgan Stanley predict that 55% of US power generation could come from renewable energy by 2035, which will require trillions of dollars of investment in BESS to power the electrical grid.

More and more, we see government policies that have continued, and we believe will continue, to restrict emissions as countries and companies globally will invest in electric vehicle and BESS infrastructure to support the green energy transition; we believe that the Lithium-ion battery is the key chemistry that will power this shift and act as the cornerstone of all battery chemical compositions for the foreseeable future.

3

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Shareholder Letter (Continued)

(Unaudited)

Nickel

Target allocation (as of 2/28/2023)	15.30%
Target allocation (as of 3/1/2023)	10.30%
Year-to-date performance (as of 2/28/2023)	-15.82%

Nickel prices fell in February 2023 as the tight supply of Class I Nickel (the type of Nickel used to make Nickel sulphate used in batteries and other applications) is expected to ease in the months ahead. The year-to-date performance of the Fund’s Nickel position was -15.82% as of February 28, 2023. We decreased the Fund’s allocation to Nickel from 15.3% as of February 28, 2023, to 10.3% as of March 1, 2023.

Nickel is a key component in the battery cathode required for electric vehicle and BESS applications. On February 24, 2023, the US announced a 35% tariff on imports of Nickel from Russia, to come into effect on April 1, 2023. This tariff could create upward pressure on Nickel prices in the near-term as US manufacturers seek alternative supply. At the same time, China is becoming self-sufficient in producing Nickel for batteries, which could reduce the nation’s total imports of Class I Nickel in 2023, freeing up potential supply for the rest of the world.

Cobalt

Target allocation (as of 2/28/2023)	3.80%
Target allocation (as of 3/1/2023)	1.50%
Year-to-date performance (as of 2/28/2023)	-8.16%

Cobalt prices were volatile in 2022, and that volatility continued into the first two months of 2023. Cobalt price levels in February fell roughly 60% from the metal’s last price peak in May 2022.

The year-to-date performance of the Fund’s Cobalt position was -8.16% as of February 28, 2023. We decreased the Fund’s allocation to Cobalt from 3.8% as of March 28, 2023 to 1.5% as of March 1, 2023.

We believe demand for portable electronics in the wake of COVID-19 re-openings, coupled with elevated Cobalt supply levels are some of the reasons for the recent slump in prices. We believe there could be market surpluses of Cobalt on the horizon in the short-term, but that the risk of increasing geopolitical tensions in major producing countries (including the Democratic Republic of Congo) could impact global supply. We expect more production disruptions in the short-term which could provide upward

4

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Shareholder Letter (Concluded)

(Unaudited)

pressure on pricing, however we will be monitoring if the real demand recovery will materialize. We also are seeing societal pressures on the use of Cobalt due to its harsh mining conditions, and thus are seeing companies seek cobalt free battery solutions so as to not be dependent on this monopoly, for our futures supplies. This is a dynamic we will continue to monitor.

CHRG’ing ahead

We believe that the global energy expansion, transition, shift, or whatever you want to call it, is happening. Over $4 trillion dollars has been committed to be spent through 2030 to enable this shift. This commitment dwarfs many of the greatest infrastructure projects in human history combined. For example, the nearly 50,000 mile US Interstate Highway System, known as one of America’s greatest investments, took 35 years and over $530 billion (in today’s dollars) to complete. The capital committed to global green energy initiatives is nearly 8x that and is expected to be spent within one decade, not three.

We expect that this high velocity of investment will drive demand for the commodities necessary to facilitate the shift from a fuel-intensive to a material-intensive energy system. Our strategy is to invest in the commodities that we believe are required for this long-term shift, leveraging our team’s 70+ years of combined domain experience to actively manage the Fund’s exposures to the underlying metals required as technology develops and this shift breaks out of its infancy.

CHRG!

Thank you,

Will McDonough
Founder, CEO & Portfolio Manager
The Energy & Minerals Group Advisors, LLC

5

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED February 28, 2023
Since Inception
The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF	-4.02%(1)
S&P 500®	4.94%(2)

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

(1)	The Energy & Minerals Group EV,Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt Futures Strategy ETF (the “Fund”) commenced operations on December 29, 2022.

(2)	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

6

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Fund Expense Example

February 28, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2022 through February 28, 2023, and held for the entire period. The actual values and expenses are based on the 62-day period from inception on December 29, 2022 through February 28, 2023.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Fund Expense Example (concluded)

February 28, 2023 (Unaudited)

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period*	Annualized Expense Ratio	Actual SINCE INCEPTION Total Investment Return for the Fund
The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF
Actual	$ 1,000.00	$ 959.80	$ 1.56	0.95%	-4.02%
Hypothetical (5% return before expenses)	1,000.00	1,020.08	4.76	0.95%	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2022 to February 28, 2023, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half-year period. The actual dollar amounts shown are expenses paid by the Fund during the period from the Fund’s inception on December 29, 2022 through February 28, 2023 multiplied by 62 days, which is the number of days from the Fund’s inception through February 28, 2023. The Fund’s ending account values on the first line in the table is based on the actual since inception total investment return for the Fund.

8

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Consolidated Portfolio Holdings Summary Table

(Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% OF Net Assets	VALUE
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	65.6%	$ 1,968,883
U.S. Bank Money Market Deposit Account	22.2	666,949
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures contracts)	12.2	363,310
NET ASSETS	100.0%	$ 2,999,142

The Fund seeks to achieve its investment objective by concentrating its investments in a combination of financial instruments that are economically linked to elements necessary for the production of batteries and battery energy storage systems (“BESS”) used in the electric vehicle and solar industries.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

9

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Consolidated Portfolio of Investments

February 28, 2023 (Unaudited)

	COUPON*	MATURITY DATE	PAR (000’s)	VALUE

SHORT-TERM INVESTMENTS — 87.8%
U.S. TREASURY OBLIGATIONS — 65.6%
United States Treasury Bill	4.773%	06/29/23	$2,000	$1,968,883
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,969,533)				1,968,883

	NUMBER OF SHARES (000’s)

MONEY MARKET DEPOSIT ACCOUNT — 22.2%
U.S. Bank Money Market Deposit Account, 4.25%(a)	667	666,949
TOTAL MONEY MARKET DEPOSIT ACCOUNT
(Cost $666,949)		666,949

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,636,482)		2,635,832
TOTAL INVESTMENTS — 87.8%
(Cost $2,636,482)		2,635,832

OTHER ASSETS IN EXCESS OF LIABILITIES — 12.2%		363,310
NET ASSETS — 100.0%		$2,999,142

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.
(a)	The rate shown is as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

10

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

CONSOLIDATED PORTFOLIO OF INVESTMENTS IN FUTURES CONTRACTS

February 28, 2023 (Unaudited)

Futures contracts outstanding as of February 28, 2023 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)

Cobalt	May-23	1	$38,471	$(4,200)
Copper	May-23	18	1,840,275	(57,260)
Lithium Hydroxide Monohydrate	Jun-23	3	210,750	(17,258)
Lithium Hydroxide Monohydrate	Jul-23	3	209,640	(368)
Lithium Hydroxide Monohydrate	Aug-23	3	207,000	3,742
Lithium Hydroxide Monohydrate	Sep-23	3	201,750	5,242
London Metals Exchange Nickel	May-23	5	743,370	(94,482)
				$(164,584)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)

London Metals Exchange Nickel	May-23	3	$(446,022)	$53,853
				$53,853
Total Futures Contracts				$(110,731)

The accompanying notes are an integral part of these financial statements.

11

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

CONSOLIDATED Statement of Assets and Liabilities

fEBRUARY 28, 2023 (Unaudited)

ASSETS
Short-term investments in securities, at value (cost $2,636,482)	$2,635,832
Deposits with brokers:
Futures contracts	474,007
Foreign currency deposits with broker for future contracts	102
Unrealized apprecation on futures contracts	62,837
Interest receivable	2,348
Total assets	3,175,126

LIABILITIES
Unrealized depreciation on futures contracts	173,568
Payables for:
Advisory fees	2,229
Other accrued expenses and liabilities	187
Total liabilities	175,984
Net assets	$2,999,142

NET ASSETS CONSIST OF:
Paid-in capital	$3,114,154
Total distributable earnings/(losses)	(115,012)
Net assets	$2,999,142

Shares issued and outstanding (unlimited number of shares authorized without par value)	125,000
Net asset value, price per share	$23.99

The accompanying notes are an integral part of these financial statements.

12

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

CONSOLIDATED Statement of Operations

FOR THE PERIOD ENDED fEBRUARY 28, 2023(1) (Unaudited)

INVESTMENT INCOME
Interest	$29,079
Total investment income	29,079

EXPENSES
Advisory fees (Note 2)	6,980
Total expenses	6,980
Net investment income/(loss)	22,099

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(338)
Futures contracts	(25,392)
Net change in unrealized appreciation/(depreciation) on:
Investments	(650)
Futures contracts	(110,731)
Net realized and unrealized gain/(loss) on investments	(137,111)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(115,012)

(1)	Inception date of the Fund was December 29, 2022.

The accompanying notes are an integral part of these financial statements.

13

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

CONSOLIDATED Statement of Changes in Net Assets

For the Period ended February 28, 2023(1) (unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$22,099
Net realized gain/(loss) from investments	(25,730)
Net change in unrealized appreciation/(depreciation) on investments	(111,381)
Net increase/(decrease) in net assets resulting from operations	(115,012)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,626,324
Shares redeemed	(2,512,170)
Net increase/(decrease) in net assets from capital share transactions	3,114,154
Total increase/(decrease) in net assets	2,999,142

NET ASSETS:
Beginning of period	—
End of period	$2,999,142

SHARE TRANSACTIONS:
Shares sold	225,000
Shares redeemed	(100,000)
Net increase/(decrease) in shares outstanding	125,000

(1)	Inception date of the Fund was December 29, 2022.

The accompanying notes are an integral part of these financial statements.

14

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

CONSOLIDATED Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Period ended February 28, 2023(1) (Unaudited)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.00
Net investment income/(loss)(2)	0.13
Net realized and unrealized gain/(loss) from investments	(1.14)
Net increase/(decrease) in net assets resulting from operations	(1.01)
Net asset value, end of period	$23.99
Market value, end of period	$23.85	(5)
Total investment return/(loss) on net asset value(3)	(4.02	)%(5)
Total investment return/(loss) on market price(4)	(3.64	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$2,999
Ratio of expenses to average net assets	0.95	%(6)
Ratio of net investment income/(loss) to average net assets	2.87	%(6)
Portfolio turnover rate	0	%(5)

(1)	Inception date of the Fund was December 29, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

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The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Notes to Consolidated Financial Statements

February 28, 2023 (Unaudited)

1. Organization And Significant Accounting Policies

The RBB Fund Trust, (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940 as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is a mutual fund complex divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has eight separate investment portfolios, including The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF (the “Fund”), which commenced investment operations on December 29, 2022.

The Fund seeks long-term capital appreciation. The Fund seeks to achieve its investment objective by concentrating its investments in a combination of financial instruments that are economically linked to elements necessary for the production of batteries and battery energy storage systems (“BESS”) used in the electric vehicle and solar industries. Such elements are currently lithium, nickel, copper and cobalt. The Fund may also invest in financial instruments that are economically linked to manganese or graphite.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 28, 2023, and the period covered by these Notes to Financial Statements is the since inception period from December 29, 2022 through February 28, 2023 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARY — The Fund invests up to 25% of its total assets in The Energy & Minerals Group EV & Solar Battery Materials Futures Cayman Fund, Ltd., a wholly-owned subsidiary of the Fund (the “Subsidiary”), organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $363,378, which represented 12.12% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

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The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Notes to CONSOLIDATED Financial Statements (continued)

February 28, 2023 (Unaudited)

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated The Energy & Minerals Group Advisors, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 – Prices are determined using quoted prices in active markets for identical securities.

● Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$2,635,832	$666,949	$1,968,883	$—
Commodity Futures Contracts	62,837	62,837	—	—
Total Assets	$2,698,669	$729,786	$1,968,883	$—

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Futures Contracts	$(173,568)	$(173,568)	$—	$—
Total Liabilities	$(173,568)	$(173,568)	$—	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would

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The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Notes to CONSOLIDATED Financial Statements (continued)

February 28, 2023 (Unaudited)

have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

During the current fiscal period, the Fund used long and short contracts on commodities (through investment in the Subsidiary), and U.S. government bonds, to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following tables list the fair values and location on the Consolidated Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the reporting period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	COMMODITY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$62,837	$62,837
Total Value - Assets		$62,837	$62,837

Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(173,568)	$(173,568)
Total Value - Liabilities		$(173,568)	$(173,568)

(a)	This amount represents the cumulative appreciation/(depreciation) of futures contracts as reported in the Consolidated Portfolio of Investments.

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The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Notes to CONSOLIDATED Financial Statements (continued)

February 28, 2023 (Unaudited)

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF OPERATIONS LOCATION	COMMODITY CONTRACTS	TOTAL
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from futures contracts	$(25,392)	$(25,392)
Total Realized Gain/(Loss)		$(25,392)	$(25,392)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF OPERATIONS LOCATION	COMMODITY CONTRACTS	TOTAL
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(110,731)	$(110,731)
Total Change in Unrealized Appreciation/(Depreciation)		$(110,731)	$(110,731)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT
$3,451,256	$(446,022)

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or

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The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Notes to CONSOLIDATED Financial Statements (continued)

February 28, 2023 (Unaudited)

cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

USE OF ESTIMATES — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund, Inc. (“RBB”), an affiliated fund. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB, are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

SEC RULE 18f-4 — Effective August 19, 2022, the Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a

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The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Notes to CONSOLIDATED Financial Statements (continued)

February 28, 2023 (Unaudited)

full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

U.S. GOVERNMENT SECURITIES — The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, Ginnie Mae, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

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The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Notes to CONSOLIDATED Financial Statements (continued)

February 28, 2023 (Unaudited)

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

The Energy & Minerals Group Advisors, LLC serves as the Adviser to the Fund. Vident Investment Advisory, LLC (“Vident” or “Sub-Adviser”)serves as the investment sub-adviser to the Fund. Expenses of the Fund are deducted from the Fund’s total income before dividends are paid. Subject to the overall supervision of the Board, the Adviser manages the overall investment operations of the Fund in accordance with the Fund’s investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of Investment Advisory Agreement between the Trust and the Adviser (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Fund pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.95% of the Fund’s average daily net assets during the month. From the unitary management fees, the Adviser pays most of the expenses of the Fund, including the cost of sub-advisory fees to Vident, Subsidiary

22

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Notes to CONSOLIDATED Financial Statements (continued)

February 28, 2023 (Unaudited)

expenses, transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

During the current fiscal period, investment advisory fees accrued were as follows:

ADVISORY FEES
$6,980

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. Trustee And Officer Compensation

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Trust. They are compensated by the Trust for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust. As of the end of the reporting period, there were no trustee and officer fees charged or paid by the Fund.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end;

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The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Notes to CONSOLIDATED Financial Statements (CONCLUDED)

February 28, 2023 (Unaudited)

accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Portfolio of Investments.

6. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Consolidated Statement of Changes in Net Assets.

7. New Accounting Pronouncements And Regulatory Updates

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

24

The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Notice to Shareholders

(Unaudited)

Information on Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

Frequency Distributions of Premiums and Discounts

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.emgadvisors.com.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of the investment advisory agreement between the Adviser and the Trust (the “Advisory Agreement”) on behalf of the Fund and approval of the investment sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”) at a meeting of the Board held on December 20, 2022 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Advisory Agreement and the Sub-Advisory Agreement for an initial term ending August 16, 2024. The Board’s decision to approve the Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment. In approving the Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by the Adviser and Sub-Adviser with the assistance and advice of counsel to the Independent Trustees and the Trust. The Trustees reviewed these materials with management of the Adviser and Sub-Adviser and discussed the Advisory Agreement and Sub-Advisory Agreement with counsel in an executive session, at which no representatives of the Adviser or Sub-Adviser were present. In considering the approval of the Advisory Agreement and the approval of the Sub-Advisory Agreement with respect to the Fund, the Board took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting.

Among other things, the Trustees considered (i) the nature, extent, and quality of services to be provided to the Fund by the Adviser and the Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser’s and the Sub-Adviser’s investment philosophies and processes; (iv) the Adviser’s and the Sub-Adviser’s assets under management and client descriptions, as applicable; (v) the Adviser’s and the Sub-Adviser’s soft dollar commission and trade allocation policies, as applicable; (vi) the Adviser’s and the Sub-Adviser’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) the Adviser’s and the Sub-Adviser’s compliance procedures; (viii) the Adviser’s and the Sub-Adviser’s financial information and insurance coverage; (ix) the Adviser’s profitability analysis relating to its proposed provision of services to the Fund; (x) the extent to which economies of scale are relevant to the Fund; and (xi) a report prepared by the Adviser comparing the Fund’s proposed management fees and total expense ratio to those of similar ETFs

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The Energy & Minerals Group EV, Solar & Battery Materials (Lithium, Nickel, Copper, Cobalt) Futures Strategy ETF

Notice to Shareholders (CONCLUDED)

(Unaudited)

advised by other, unaffiliated investment advisory firms. The Trustees noted that the Fund had not yet commenced operations, and consequently there was no performance information to review with respect to the Fund.

As part of their review, the Trustees considered the nature, extent and quality of the services proposed to be provided by the Adviser and the Sub-Adviser. The Trustees concluded that the Adviser and the Sub-Adviser had sufficient resources to provide services to the Fund.

The Board also considered the effect of the unitary management fee payable by the Fund under the Advisory Agreement. In this regard, information on the advisory fees to be paid by the Fund and the Fund’s expected total operating expense ratio was compared to similar information for ETFs advised by other, unaffiliated investment advisory firms. The Trustees also considered the fees payable to the Sub-Adviser under the Sub-Advisory Agreement. In this regard, the Board noted that the fees for the Sub-Adviser were payable by the Adviser.

After reviewing the information regarding the Adviser’s and the Sub-Adviser’s estimated costs, profitability and economies of scale, and after considering the services to be provided by the Adviser and the Sub-Adviser, the Trustees concluded that the unitary management fee to be paid by the Fund to the Adviser and the sub-advisory fee to be paid to the Sub-Adviser by the Adviser were fair and reasonable and that the Advisory Agreement and Sub-Advisory Agreement should be approved for an initial period ending August 16, 2024.

26

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INVESTMENT ADVISER

The Energy & Minerals Group Advisors, LLC
704 Goodlette Frank Road North, Suite 118
Naples, FL 34102

INVESTMENT SUB-ADVISER

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53202-0701

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

DISTRIBUTOR

Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

EMG-SAR23

P/E GLOBAL ENHANCED INTERNATIONAL FUND

A Series of

THE RBB FUND TRUST

Institutional Class (TICKER: PEIEX)

Semi-Annual Report

February 28, 2023

(Unaudited)

P/E Global Enhanced International Fund

Performance Data	1
Fund Expense Example	2
Portfolio of Investments	4
Financial Statements	6
Notes to Financial Statements	10
Notice to Shareholders	19

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE Period ended February 28, 2023
Since Inception
P/E Global Enhanced International Fund	6.80%(1)
MSCI EAFE Index	5.92%(2)

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

(1)	The Fund’s Institutional Class Shares commenced operations on December 29, 2022.

(2)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance quoted reflects fee waivers in effect and would have been less in their absence. P/E Global, LLC (“Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.00% of the Fund’s average daily net assets attributable to Institutional Class Shares. This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board of Trustees (“Board”) of The RBB Fund Trust. Please see the Financial Highlights for current figures.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of investments will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

1

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Fund Expense Example

FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2022 through February 28, 2023, and held for the entire period. The actual values and expenses are based on the 62-day period from inception on December 29, 2022 through February 28, 2023.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Fund Expense Example (concluded)

FEBRUARY 28, 2023 (UNAUDITED)

	Institutional Class shares Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period*	Annualized Expense Ratio	Actual SINCE INCEPTION Total Investment Return for the Fund
P/E Global Enhanced International Fund
Actual	$ 1,000.00	$ 1,068.00	$ 1.76	1.00%	6.80%
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01	1.00%	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2022 to February 28, 2023, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half-year period. The actual dollar amounts shown are expenses paid by the Fund during the period from the Fund’s inception on December 29, 2022 through February 28, 2023 multiplied by 62 days, which is the number of days from the Fund’s inception through February 28, 2023. The Fund’s ending account values on the first line in the table is based on the actual since inception total investment return for the Fund.

3

P/E GLOBAL ENHANCED INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

Value
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures and forward foreign currency contracts) — 100.0%	$5,694,341
NET ASSETS — 100.0%	$5,694,341

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of these financial statements.

4

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Portfolio of Investments in Futures Contracts

FEBRUARY 28, 2023 (UNAUDITED)

Futures contracts outstanding as of February 28, 2023 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
iShares MSCI EAFE Index	Mar-23	52	$5,321,160	$222,448
MXN Currency Futures	Mar-23	5	136,150	2,687
SEK Currency Futures	Mar-23	2	199,476	460
				$225,595

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD Currency Futures	Mar-23	45	$(3,031,875)	$13,726
CAD Currency Futures	Mar-23	2	(146,770)	534
CHF Currency Futures	Mar-23	4	(532,375)	13,701
EURO Currency Futures	Mar-23	36	(4,766,400)	50,173
GBP Currency Futures	Mar-23	19	(1,431,768)	3,183
JPY Currency Futures	Mar-23	28	(2,575,825)	73,534
NZD Currency Futures	Mar-23	1	(61,890)	269
				$155,120
Total Futures Contracts				$380,715

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

SEK	Swedish Krona

The accompanying notes are an integral part of these financial statements.

5

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Statement of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)

ASSETS
Deposits with broker for futures contracts	$5,272,797
Foreign currency deposits with broker for future contracts	460
Unrealized apprecation on futures contracts	380,715
Receivable for capital shares sold	21
Due from Adviser	25,015
Prepaid expenses and other assets	36,088
Total assets	5,715,096

LIABILITIES
Payable for administration and accounting fees	8,067
Other accrued expenses and liabilities	12,688
Total liabilities	20,755
Net assets	$5,694,341

NET ASSETS CONSIST OF:
Paid-in capital	$5,330,951
Total distributable earnings/(losses)	363,390
Net assets	$5,694,341

Shares issued and outstanding (unlimited number of shares authorized without par value)	533,095
Net asset value, price per share	10.68

The accompanying notes are an integral part of these financial statements.

6

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Statement of Operations

FOR THE PERIOD ENDED FEBRUARY 28, 2023(1) (UNAUDITED)

EXPENSES
Administration and accounting fees (Note 2)	$11,080
Advisory fees (Note 2)	8,709
Audit and tax service fees	5,953
Registration and filing fees	5,888
Offering costs	4,233
Transfer agent fees (Note 2)	3,014
Printing and shareholder reporting fees	1,676
Custodian fees (Note 2)	1,275
Other expenses	1,062
Total expenses before waivers and reimbursments	42,890
Less: waivers and reimbursemets (Note 2)	(33,723)
Net expenses after waivers/reimbursements	9,167
Net investment income/(loss)	(9,167)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Futures contracts	(8,090)
Foreign currency transactions	(68)
Net change in unrealized appreciation/(depreciation) on:
Futures contracts	380,715
Net realized and unrealized gain/(loss) on investments	372,557
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$363,390

(1)	Inception date of the Fund was December 29, 2022.

The accompanying notes are an integral part of these financial statements.

7

P/E GLOBAL ENHANCED INTERNATIONAL FUND

STATEMENT of Changes in Net Assets

FOR THE Period ended February 28, 2023(1) (unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(9,167)
Net realized gain/(loss) from investments	(8,158)
Net change in unrealized appreciation/(depreciation) on investments	380,715
Net increase/(decrease) in net assets resulting from operations	363,390

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,330,951
Net increase/(decrease) in net assets from capital share transactions	5,330,951
Total increase/(decrease) in net assets	5,694,341

NET ASSETS:
Beginning of period	—
End of period	$5,694,341

SHARE TRANSACTIONS:
Shares sold	533,095
Net increase/(decrease) in shares outstanding	533,095

(1)	Inception date of the Fund was December 29, 2022.

The accompanying notes are an integral part of these financial statements.

8

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	For the Period Ended February 28, 2023(1) (Unaudited)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.00
Net investment income/(loss)(2)	(0.02)
Net realized and unrealized gain/(loss) from investments	0.70
Net increase/(decrease) in net assets resulting from operations	0.68
Net asset value, end of period	$10.68	(4)
Total investment return/(loss)(3)	6.80	%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$5,694
Ratio of expenses to average net assets with waivers and/or reimbursements	1.00	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements	4.68	%(5)
Ratio of net investment income/(loss) to average net assets	(1.00	)%(5)
Portfolio turnover rate	0	%(4)

(1)	Inception date of the Fund was December 29, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

9

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements

FEBRUARY 28, 2023 (Unaudited)

1. Organization And Significant Accounting Policies

The RBB Fund Trust, (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is a mutual fund complex divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has eight separate investment portfolios, including the P/E Global Enhanced International Fund (the “Fund”), which commenced investment operations on December 29, 2022. The Fund is authorized to offer three classes of shares, Institutional Class, Investor Class, and Class A Shares. Investor Class Shares and Class A Shares have not yet commenced operations as of the end of the reporting period.

The investment objective of the Fund is to seek total return.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 28, 2023, and the period covered by these Notes to Financial Statements is the since inception period from December 29, 2022 through February 28, 2023 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

10

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (Unaudited)

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Currency Contracts
Futures Contracts	$158,267	$158,267	$—	$—
Equity Contracts
Futures Contracts	222,448	222,448	—	—
Total Assets	$380,715	$380,715	$—	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

11

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (Unaudited)

During the current fiscal period, the Fund used long and short contracts on U.S. equity market indices and foreign currencies, to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following tables list the fair values and location on the Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the reporting period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	EQUITY CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$222,448	$158,267	$380,715
Total Value - Assets		$222,448	$158,267	$380,715

(a)	This amount represents the cumulative appreciation/(depreciation) of futures contracts as reported in the Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION		EQUITY CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Realized Gain (Loss)
Futures Contracts	Net realized gain/(loss from futures contracts	)	$22,314	$(30,404)	$(8,090)
Total Realized Gain/(Loss)			$22,314	$(30,404)	$(8,090)

12

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION		EQUITY CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation on futures contracts	)	$222,448	$158,267	$380,715
Total Change in Unrealized Appreciation/(Depreciation)			$222,448	$158,267	$380,715

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT
$5,656,786	$(12,546,903)

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund, Inc. (“RBB”), an affiliated fund. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

13

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (Unaudited)

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

14

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (Unaudited)

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition,

15

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (Unaudited)

sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

P/E Global, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2023 and may not be terminated without the approval of the Board. The Adviser may discontinue this arrangement at any time after December 31, 2023.

ADVISORY FEE	EXPENSE CAP Institutional Class
0.95%	1.00%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed by the Adviser were as follows:

GROSS ADVISORY FEES	WAIVERS AND/OR REIMBURSEMENTS	NET ADVISORY FEES
$8,709	$(33,723)	$(25,014)

16

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 28, 2023 (Unaudited)

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the Expense Cap that was in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

EXPIRATION AUGUST 31, 2026
$33,723

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Trustee And Officer Compensation

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Trust. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust. For Trustee and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end;

17

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (CONCLUDED)

FEBRUARY 28, 2023 (Unaudited)

accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Portfolio of Investments.

6. New Accounting Pronouncements And Regulatory Updates

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

18

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notice to Shareholders

(Unaudited)

Information on Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (855) 610-4766; and (ii) on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of the investment advisory agreement between the Adviser and the Trust (the “Advisory Agreement”) on behalf of the Fund at a meeting of the Board held on September 7-8, 2022 (collectively, the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Advisory Agreement for an initial term ending August 16, 2024. The Board’s decision to approve the Advisory Agreement reflects the exercise of its business judgment. In approving the Advisory Agreement, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the approval of the Advisory Agreement between the Trust and the Adviser with respect to the Fund, the Trustees took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of the Adviser and discussed the Advisory Agreement with counsel in an executive session, at which no representatives of the Adviser were present. Among other things, the Trustees considered (i) the nature, extent, and quality of services to be provided to the Fund by the Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser’s investment philosophy and process; (iv) the Adviser’s assets under management and client descriptions; (v) the Adviser’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) the Adviser’s compliance procedures; (viii) the Adviser’s financial information, insurance coverage and profitability analysis relating to providing services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; and (x) a report comparing the Fund’s proposed management fees and total expense ratio to those of its anticipated Morningstar peer group. The Trustees noted that the Fund had not yet commenced operations, and consequently there was no performance information to review with respect to the Fund, but the Trustees did review the performance of Enhanced International Equity Strategy LLC.

As part of their review, the Trustees considered the nature, extent and quality of the services to be provided by the Adviser. The Trustees concluded that the Adviser had substantial resources to provide services to the Fund.

The Board also considered the advisory fee rate payable by the Fund under the Advisory Agreement. In this regard, information on the advisory fees to be paid by the Fund and the Fund’s expected total operating expense ratio (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms.

19

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notice to Shareholders (CONCLUDED)

(Unaudited)

After reviewing the information regarding the Adviser’s costs, profitability and economies of scale, and after considering the services to be provided by the Adviser, the Trustees concluded that the investment advisory fee to be paid by the Fund to the Adviser were fair and reasonable and that the Advisory Agreement should be approved for an initial period ending August 16, 2024.

20

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER

P/E Global Investments, LLC
75 State Street, 31st Floor
Boston MA 02109

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53202-0701

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

UNDERWRITER

Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

PE-SAR23

SEMI-ANNUAL REPORT

February 28, 2023

PENN CAPITAL MID CAP CORE FUND

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

Each a series of The RBB Fund Trust

Fund Summary	1
Disclosure of Fund Expenses	5
Fund	Schedule of Investments
Penn Capital Mid Cap Core Fund	7
Penn Capital Opportunistic High Income Fund	10
Penn Capital Short Duration High Income Fund	16
Penn Capital Special Situations Small Cap Equity Fund	20
Statements of Assets and Liabilities	23
Statements of Operations	24
Statements of Changes in Net Assets	26
Financial Highlights	28
Notes to the Financial Statements	32
Additional Information	45

[THIS PAGE INTENTIONALLY LEFT BLANK.]

PENN CAPITAL MID CAP CORE FUND

Fund Summary (UNAUDITED)

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
11/30/2015
02/29/2016
08/31/2017
02/28/2018
08/31/2018
02/28/2019
08/31/2019
02/29/2020
08/31/2020
02/28/2021
08/31/2021
02/28/2022
08/31/2022
02/28/2023
$18,840
$18,722
$17,695
Penn Capital Mid Cap Core Fund - Institutional Class Shares
Bloomberg US 2500 Index
Russell 2500® Index

This chart assumes a hypothetical initial gross investment of $10,000 made on November 30, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than that shown. To obtain performance current to the most recent month-end please call 844-302 PENN (7366) or visit www.penncapitalfunds.com. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index.

Average Annual Total Returns for the Periods Ended February 28, 2023	Six Months*	One Year	Three Years	Five Years	Since Inception(1)
Penn Capital Mid Cap Core Fund
Institutional Class Shares	8.43%	-7.76%	8.03%	6.05%	8.19%
Bloomberg US 2500 Index(2)	4.75%	-5.73%	11.61%	7.47%	9.04%
Russell 2500® Index	4.40%	-5.42%	11.48%	7.67%	9.13%(3)

*	Not annualized.

(1)	Inception date is 11/30/15.

(2)	Effective May 31, 2022, the Fund changed its primary benchmark from the Russell 2500® Index to the Bloomberg US 2500 Index to better reflect the securities in which the Fund invests.

(3)	The return shown for the Russell 2500® Index is from the inception date of the Institutional Class shares.

The Bloomberg US 2500 Index is a float market-cap-weighted benchmark of the lower 2,500 companies in capitalization of the Bloomberg US 3000 Index. The Russell 2500® Index is composed of the bottom 500 stocks in the Russell 1000 Index and all the stocks in the Russell 2000 Index.

Gross Expense Ratio: 1.49%, Net Expense Ratio: 1.06%, per the most recent Prospectus dated December 31, 2022.

The Advisor has contractually agreed to waive management fees and/or pay certain Fund expenses through at least December 31, 2023.

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND

FUND SUMMARY (UNAUDITED)

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
11/30/2015
02/29/2016
08/31/2017
02/28/2018
08/31/2018
02/28/2019
08/31/2019
02/29/2020
08/31/2020
02/28/2021
08/31/2021
02/28/2022
08/31/2022
02/28/2023
$14,000
$13,146
Penn Capital Opportunistic High Income Fund - Institutional Class Shares
ICE BofA US High Yield Constrained Index

This chart assumes a hypothetical initial gross investment of $10,000 made on November 30, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than that shown. To obtain performance current to the most recent month-end please call 844-302 PENN (7366) or visit www.penncapitalfunds.com. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index.

Average Annual Total Returns for the Periods Ended February 28, 2023	Six Months*	One Year	Three Years	Five Years	Since Inception(1)
Penn Capital Opportunistic High Income Fund
Institutional Class Shares	1.82%	-6.12%	0.55%	1.85%	3.85%
ICE BofA US High Yield Constrained Index	2.37%	-5.51%	1.11%	2.68%	4.75%(2)

*	Not annualized.

(1)	Inception date is 11/30/15.

(2)	The return shown for the ICE BofA US High Yield Constrained Index is from the inception date of the Institutional Class shares.

The ICE BofA US High Yield Constrained Index is a market value-weighted index designed to measure the performance of the US high yield bond market but caps issuer exposure at 2%.

Gross Expense Ratio: 1.46%, Net Expense Ratio: 0.76%, per the most recent Prospectus dated December 31, 2022.

The Advisor has contractually agreed to waive management fees and/or pay certain Fund expenses through at least December 31, 2023.

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

FUND SUMMARY (UNAUDITED)

$13,000
$12,000
$11,000
$10,000
$9,000
$12,005
$11,919
$11,237
07/17/2017
08/31/2017
02/28/2018
08/31/2018
02/28/2019
08/31/2019
02/29/2020
08/31/2020
02/28/2021
08/31/2021
02/28/2022
08/31/2022
02/28/2023
Penn Capital Short Duration High Income Fund - Institutional Class Shares
ICE BofA 1-3 Year BB-Rated US Cash Pay High Yield Index
ICE BofA US High Yield Cash Pay BB-B Rated 1-3 Years Index

This chart assumes a hypothetical initial gross investment of $10,000 made on July 17, 2017, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Current performance may be lower or higher than that shown. To obtain performance current to the most recent month-end please call 844-302 PENN (7366) or visit www.penncapitalfunds.com. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index.

Average Annual Total Returns for the Periods Ended February 28, 2023	Six Months*	One Year	Three Years	Five Years	Since Inception(1)
Penn Capital Short Duration High Income Fund
Institutional Class Shares	3.10%	1.02%	1.55%	2.28%	2.10%
ICE BofA 1-3 Year BB-Rated US Cash Pay High Yield Index	2.77%	0.46%	2.72%	3.40%	3.17%(2)
ICE BofA US High Yield Cash Pay BB-B Rated 1-3 Years Index	3.62%	1.23%	2.54%	3.37%	3.31%(3)

*	Not annualized.

(1)	Inception date is 7/17/17.

(2)	The return shown for the ICE BofA 1-3 Year BB-Rated US Cash Pay High Yield Index is from the inception date of the Institutional Class shares.

(3)

The return shown for the ICE BofA US High Yield Cash Pay BB-B Rated 1-3 Years Index is from the inception date of the Institutional Class shares. The ICE BofA US High Yield Cash Pay BB-B Rated 1-3 Years Imdex is comprised of bonds within the ICE BofA High Yield Index whose ratings are at or between B1 through BB3, with maturities between 1 and 3 years.

The ICE BofA 1-3 Year BB-Rated US Cash Pay High Yield Index is a subset of the ICE Bank of America US Cash Pay High Yield Index including all securities with a remaining term to final maturity less than 3 years and rated BB1 through BB3, inclusive. The ICE BofA US High Yield Cash Pay BB-B Rated 1-3 Year Index is comprised of bonds within the ICE BofA High Yield Index whose ratings are at or between B1 through BB3, with maturities between 1 and 3 years.

Gross Expense Ratio: 0.92%, Net Expense Ratio: 0.58%, per the most recent Prospectus dated December 31, 2022.

The Advisor has contractually agreed to waive management fees and/or pay certain Fund expenses through at least December 31, 2023.

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

FUND SUMMARY (UNAUDITED)

$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$23,631
$19,413
$18,394
12/17/2015
02/29/2016
08/31/2017
02/28/2018
08/31/2018
02/28/2019
08/31/2019
02/29/2020
08/31/2020
02/28/2021
08/31/2021
02/28/2022
08/31/2022
02/28/2023
Penn Capital Special Situations Small Cap Equity Fund - Institutional Class Shares
Russell 2000® Index
Bloomberg US 2000 Index

This chart assumes a hypothetical initial gross investment of $10,000 made on December 17, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than that shown. To obtain performance current to the most recent month-end please call 844-302 PENN (7366) or visit www.penncapitalfunds.com. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index.

Average Annual Total Returns for the Periods Ended February 28, 2023	Six Months*	One Year	Three Years	Five Years	Since Inception(1)
Penn Capital Special Situations Small Cap Equity Fund
Institutional Class Shares	7.83%	-7.44%	21.21%	11.62%	12.69%
Bloomberg US 2000 Index(2)	4.77%	-5.90%	12.67%	7.28%	9.65%
Russell 2000® Index	3.63%	-6.02%	10.08%	6.01%	8.83%(3)

*	Not annualized.

(1)	Inception date is 12/17/15.

(2)	Effective May 31, 2022, the Fund changed its primary benchmark from the Russell 2000® Index to the Bloomberg US 2000 Index to better reflect the securities in which the Fund invests.

(3)	The return shown for the Russell 2000® Index is from the inception date of the Institutional Class shares.

The Bloomberg US 2000 Index is a float market-cap-weighted benchmark of the lower 2,000 companies in capitalization of the Bloomberg US 3000 Index. The Russell 2000® Index is comprised of the 2,000 smallest companies in the Russell 3000 Index.

Gross Expense Ratio: 1.58%, Net Expense Ratio: 1.09%, per the most recent Prospectus dated December 31, 2022.

The Advisor has contractually agreed to waive management fees and/or pay certain Fund expenses through at least December 31, 2023.

THE RBB FUND TRUST

Disclosure of Fund Expenses (Unaudited)

FOR THE PERIOD FROM SEPTEMBER 1, 2022 TO FEBRUARY 28, 2023

Cost in Dollars of a $1,000 Investment

The examples below are intended to describe the fees and expenses borne by shareholders during the six-month period from September 1, 2022 to February 28, 2023, and the impact of those costs on your investment.

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from September 1, 2022 to February 28, 2023.

These examples illustrate your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six-month period ended February 28, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in a Fund with the ongoing costs of investing in other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period(2)	Annualized Expense Ratio(3)	Actual Six-Month Total Investment Returns for the Funds
Penn Capital Mid Cap Core Fund(1)
Actual	$ 1,000.00	$ 1,084.30	$ 5.48	1.06%	8.43%
Hypothetical (5% return before expenses)	1,000.00	1,019.54	5.31	1.06%	N/A
Penn Capital Opportunistic High Income Fund(1)
Actual	$ 1,000.00	$ 1,018.20	$ 3.60	0.72%	1.82%
Hypothetical (5% return before expenses)	1,000.00	1,021.22	3.61	0.72%	N/A
Penn Capital Short Duration High Income Fund(1)
Actual	$ 1,000.00	$ 1,031.00	$ 2.72	0.54%	3.10%
Hypothetical (5% return before expenses)	1,000.00	1,022.12	2.71	0.54%	N/A
Penn Capital Special Situations Small Cap Equity Fund(1)
Actual	$ 1,000.00	$ 1,078.30	$ 5.62	1.09%	7.83%
Hypothetical (5% return before expenses)	1,000.00	1,019.39	5.46	1.09%	N/A

(1)	Information is for Institutional Class shares.

(2)

Expenses are equal to each Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses, if any, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

(3)	Ratios reflect expenses waived by the Funds’ investment adviser.Without these waivers, each Fund’s expenses would have been higher and the ending account values would have been lower.

THE RBB FUND TRUST

Penn Capital Mid Cap Core Fund

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Common Stocks: 93.0%
Aerospace & Defense: 5.1%
Mercury Systems, Inc.*	4,166	$218,048
Spirit AeroSystems Holdings, Inc. - Class A*	8,045	274,978
Textron, Inc.	2,592	187,998
		681,024
Air Freight & Logistics: 2.7%
GXO Logistics, Inc.*	3,813	189,011
XPO Logistics, Inc.*	5,115	170,636
		359,647
Banks: 8.9%
First BanCorp	14,498	210,366
Pinnacle Financial Partners, Inc.	3,553	263,242
Seacoast Banking Corp of Florida	7,982	243,531
Texas Capital Bancshares, Inc.*	4,302	284,921
Western Alliance Bancorp	2,699	200,374
		1,202,434
Biotechnology: 3.8%
Halozyme Therapeutics, Inc.*	4,900	235,151
United Therapeutics Corp.*	1,102	271,136
		506,287
Chemicals: 3.2%
Livent Corp.*	9,059	212,434
Olin Corp.	3,662	211,480
		423,914
Construction Materials: 1.5%
Martin Marietta Materials, Inc.	559	201,167

Electrical Equipment: 1.8%
nVent Electric PLC	5,127	235,022

Energy Equipment & Services: 5.4%
Transocean Ltd.*	40,741	284,779
Weatherford International PLC*	6,640	442,357
		727,136
Food & Staples Retailing: 1.4%
Performance Food Group Co.*	3,323	188,049

Health Care Equipment & Supplies: 3.6%
Alphatec Holdings, Inc.*	16,305	241,477
Lantheus Holdings, Inc.*	3,350	247,766
		489,243

	Number of Shares	Value
Health Care Providers & Services: 1.6%
Tenet Healthcare Corp.*	3,709	$217,088

Hotels, Restaurants & Leisure: 11.9%
Caesars Entertainment, Inc.*	3,850	195,426
Hilton Grand Vacations, Inc.*	3,577	170,766
MGM Resorts International*	5,777	248,469
Papa John’s International, Inc.	2,174	182,507
Penn National Gaming, Inc.*	8,329	254,284
Planet Fitness, Inc. - Class A*	3,374	273,463
SeaWorld Entertainment, Inc.*	4,280	276,488
		1,601,403
Insurance: 5.5%
Arch Capital Group Ltd.*	3,352	234,640
Axis Capital Holdings Ltd.	4,291	260,550
Primerica, Inc.	1,278	245,299
		740,489
Machinery: 1.4%
Chart Industries, Inc.*	1,437	191,839

Marine: 2.4%
Kirby Corp.*	4,391	318,479

Media: 2.3%
Nexstar Media Group, Inc. - Class A	1,668	310,081

Metals & Mining: 2.3%
Steel Dynamics, Inc.	2,398	302,412

Oil, Gas & Consumable Fuels: 4.5%
Chesapeake Energy Corp.	3,354	271,037
Diamondback Energy, Inc.	2,420	340,203
		611,240
Pharmaceuticals: 1.7%
Perrigo Co Plc	6,214	234,206

Semiconductors & Semiconductor Equipment: 5.5%
Allegro MicroSystems, Inc.*	7,121	311,045
Kulicke & Soffa Industries, Inc.	4,417	235,426
Teradyne, Inc.	1,938	196,010
		742,481

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Penn Capital Mid Cap Core Fund

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Software: 3.0%
PTC, Inc.*	1,798	$225,343
RingCentral, Inc. - Class A*	5,529	182,678
		408,021
Specialty Retail: 5.2%
Burlington Stores, Inc.*	1,157	247,887
Five Below, Inc.*	1,181	241,278
Floor & Decor Holdings, Inc. - Class A*	2,222	204,002
		693,167
Technology Hardware, Storage & Peripherals: 1.3%
Western Digital Corp.*	4,679	180,048

Textiles, Apparel & Luxury Goods: 1.4%
Crocs, Inc.*	1,546	188,164

Trading Companies & Distributors: 4.4%
H&E Equipment Services, Inc.	4,392	243,756
United Rentals, Inc.	737	345,307
		589,063
Wireless Telecommunication Services: 1.2%
Gogo, Inc.*	10,187	167,678
Total Common Stocks (cost $9,764,918)		12,509,782

Equity Real Estate Investment Trusts (REITs): 5.1%
Ryman Hospitality Properties, Inc.	2,237	207,526
STAG Industrial, Inc.	6,608	222,293
VICI Properties, Inc.	7,788	261,132
		690,951
Total REITs (cost $561,270)		690,951

	Number of Shares	Value
Short-Term Investments: 1.8%
U.S. Bank Money Market Deposit Account, 2.73%(a)	248,170	$248,170
Total Short-Term Investments (cost $248,170)		248,170

Total Investments - 99.9% (cost $10,574,358)		13,448,903
Other Assets and Liabilities 0.1%		12,496
Net Assets: 100.0%		$13,461,399

Percentages are stated as a percent of net assets.

*	Non-income producing security.

(a)	Rate reported is the current yield as of February 28, 2023.

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Penn Capital Mid Cap Core Fund

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

Country Exposure (as a percentage of total investments)
United States	85.8%
Ireland	6.8%
Bermuda	3.7%
Switzerland	2.1%
Puerto Rico	1.6%

Asset Type (as a percentage of total investments) (Unaudited)

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Penn Capital Opportunistic High Income Fund

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

	Principal	Value
Convertible Bonds: 1.5%
Consumer/Commercial/Lease Financing: 0.3%
Block, Inc., 0.250%, 11/1/27	$85,000	$65,663

Food - Wholesale: 0.3%
Herbalife Nutrition Ltd., 2.625%, 3/15/24	90,000	84,825

Internet: 0.3%
Spotify USA, Inc., 0.000%, 3/15/26	85,000	69,700

Pharmaceuticals: 0.3%
Tilray Brands, Inc., 5.000%, 10/1/23	100,000	97,635

Software/Services: 0.3%
RingCentral, Inc., 0.000%, 3/15/26	95,000	77,009
Total Convertible Bonds (cost $405,985)		394,832

Corporate Bonds: 79.1%
Advertising: 1.3%
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(a)	50,000	44,625
Clear Channel Outdoor Holdings, Inc., 7.500%, 6/1/29(a)	115,000	93,150
Match Group Holdings II LLC, 5.625%, 2/15/29(a)	95,000	87,522
Stagwell Global LLC, 5.625%, 8/15/29(a)	135,000	116,101
		341,398
Aerospace/Defense: 2.0%
Bombardier, Inc., 7.125%, 6/15/26(a)	130,000	127,652
Maxar Technologies, Inc., 7.750%, 6/15/27(a)	65,000	67,969
Spirit AeroSystems, Inc., 7.500%, 4/15/25(a)	95,000	94,915
Triumph Group, Inc., 6.250%, 9/15/24(a)	50,000	49,937
Triumph Group, Inc., 7.750%, 8/15/25(a)	90,000	86,175
Triumph Group, Inc., 9.000%, 3/15/28(a)	95,000	95,000
		521,648
Air Transportation: 1.7%
American Airlines, Inc., 7.250%, 2/15/28(a)	145,000	141,607

	Principal	Value
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd., 8.000%, 9/20/25(a)	$90,000	$90,338
American Airlines, Inc., 11.750%, 7/15/25(a)	80,000	87,743
VistaJet Malta Finance PLC / XO Management Holding, Inc., 7.875%, 5/1/27(a)	70,000	66,760
VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 2/1/30(a)	60,000	52,516
		438,964
Auto Loans: 1.8%
Ford Motor Credit Co LLC, 7.350%, 11/4/27	265,000	268,471
Ford Motor Credit Co LLC, 5.113%, 5/3/29	200,000	182,820
		451,291
Auto Parts & Equipment: 1.0%
American Axle & Manufacturing, Inc., 6.875%, 7/1/28	85,000	76,283
The Goodyear Tire & Rubber Co., 5.250%, 7/15/31	65,000	55,331
The Goodyear Tire & Rubber Co., 7.000%, 3/15/28	55,000	54,334
The Goodyear Tire & Rubber Co., 5.000%, 7/15/29	80,000	69,600
		255,548
Brokerage: 1.2%
Credit Suisse Group AG, 4.282%, 1/9/28(a)	250,000	209,886
StoneX Group, Inc., 8.625%, 6/15/25(a)	95,000	95,549
		305,435
Building & Construction: 1.5%
Ashton Woods USA LLC, 4.625%, 8/1/29(a)	95,000	77,951
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(a)	95,000	76,478
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/29(a)	100,000	77,879
Pike Corp., 5.500%, 9/1/28(a)	100,000	86,781
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(a)	90,000	79,425
		398,514
Building Materials: 0.9%
Builders FirstSource, Inc., 6.375%, 6/15/32(a)	95,000	91,236

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

	Principal	Value
Eco Material Technologies, Inc., 7.875%, 1/31/27(a)	$140,000	$133,602
		224,838
Cable & Satellite TV: 4.0%
CCO Holdings LLC, 4.500%, 8/15/30(a)	250,000	205,630
CCO Holdings LLC, 7.375%, 3/1/31(a)	25,000	24,253
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.050%, 3/30/29	110,000	102,713
CSC Holdings LLC, 7.500%, 4/1/28(a)	200,000	133,942
CSC Holdings LLC, 6.500%, 2/1/29(a)	200,000	169,520
DIRECTV Holdings LLC, 5.875%, 8/15/27(a)	160,000	143,043
DISH DBS Corp., 5.250%, 12/1/26(a)	75,000	62,812
DISH Network Corp., 11.750%, 11/15/27(a)	185,000	187,447
		1,029,360
Chemicals: 1.8%
Avient Corp., 7.125%, 8/1/30(a)	90,000	90,225
Compass Minerals International, Inc., 6.750%, 12/1/27(a)	95,000	89,588
Chemours Co/The, 5.750%, 11/15/28(a)	120,000	105,394
Olin Corp., 5.625%, 8/1/29	190,000	181,011
		466,218
Consumer/Commercial/Lease Financing: 2.0%
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/27(a)	45,000	46,234
Fortress Transportation and Infrastructure Investors LLC, 5.500%, 5/1/28(a)	65,000	58,049
Global Aircraft Leasing Co. Ltd., 7.250% Cash or 7.000% PIK, 9/15/24(a)	134,713	121,782
Navient Corp., 6.750%, 6/25/25	95,000	93,661
Navient Corp., 4.875%, 3/15/28	135,000	114,769
OneMain Finance Corp., 6.625%, 1/15/28	80,000	74,497
		508,992
Department Stores: 0.9%
Macy’s Retail Holdings LLC, 5.875%, 4/1/29(a)	105,000	95,378

	Principal	Value
Neiman Marcus Group LLC, 7.125%, 4/1/26(a)	$140,000	$135,100
		230,478
Diversified Capital Goods: 0.4%
Madison IAQ LLC, 5.875%, 6/30/29(a)	130,000	103,497
Electric - Generation: 2.3%
Calpine Corp., 5.250%, 6/1/26(a)	100,000	95,845
Calpine Corp., 5.000%, 2/1/31(a)	155,000	127,539
Leeward Renewable Energy Operations LLC, 4.250%, 7/1/29(a)	70,000	59,562
Sunnova Energy Corp., 5.875%, 9/1/26(a)	95,000	82,783
Vistra Corp., 8.000% (5 Year CMT Rate + 6.930%), 4/15/27	130,000	124,800
Vistra Operations Co. LLC, 5.625%, 2/15/27(a)	100,000	94,762
		585,291
Energy - Exploration & Production: 6.4%
Antero Resources Corp., 7.625%, 2/1/29(a)	202,000	203,498
Callon Petroleum Co., 8.250%, 7/15/25	120,000	119,100
Comstock Resources, Inc., 6.750%, 3/1/29(a)	270,000	248,400
Earthstone Energy Holdings LLC, 8.000%, 4/15/27(a)	95,000	90,992
Hilcorp Energy I LP, 6.250%, 11/1/28(a)	185,000	171,881
Northern Oil and Gas, Inc., 8.125%, 3/1/28(a)	195,000	188,175
Occidental Petroleum Corp., 6.625%, 9/1/30	165,000	169,537
Occidental Petroleum Corp., 6.125%, 1/1/31	90,000	90,640
Penn Virginia Holdings LLC, 9.250%, 8/15/26(a)	185,000	195,175
SM Energy Co., 6.750%, 9/15/26	65,000	62,712
SM Energy Co., 6.500%, 7/15/28	35,000	32,287
Talos Production, Inc., 12.000%, 1/15/26	85,000	89,706
		1,662,103
Food & Drug Retailers: 0.4%
SEG Holding LLC, 5.625%, 10/15/28(a)	120,000	112,968

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

	Principal	Value
Food - Wholesale: 1.4%
BellRing Brands, Inc., 7.000%, 3/15/30(a)	$140,000	$138,446
HLF Financing Sarl LLC, 4.875%, 6/1/29(a)	55,000	42,614
KeHE Distributors LLC, 8.625%, 10/15/26(a)	96,000	96,240
Simmons Foods, Inc., 4.625%, 3/1/29(a)	105,000	85,575
		362,875
Forestry/Paper: 0.3%
Mercer International, Inc., 5.125%, 2/1/29	80,000	65,596

Gaming: 1.7%
Affinity Interactive, 6.875%, 12/15/27(a)	65,000	57,977
Caesars Entertainment, Inc., 7.000%, 2/15/30(a)	175,000	176,312
CCM Merger, Inc., 6.375%, 5/1/26(a)	65,000	62,376
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30(a)	100,000	87,943
Station Casinos LLC, 4.625%, 12/1/31(a)	80,000	65,179
		449,787
Gas Distribution: 4.1%
Antero Midstream Partners LP, 5.375%, 6/15/29(a)	95,000	85,500
Blue Racer Midstream LLC, 7.625%, 12/15/25(a)	40,000	40,200
Blue Racer Midstream LLC, 6.625%, 7/15/26(a)	40,000	38,995
Cheniere Energy, Inc., 4.625%, 10/15/28	95,000	88,066
Crestwood Midstream Partners LP, 6.000%, 2/1/29(a)	90,000	81,873
Crestwood Midstream Partners LP, 7.375%, 2/1/31(a)	60,000	58,447
EnLink Midstream LLC, 6.500%, 9/1/30(a)	55,000	54,171
EnLink Midstream Partners LP, 5.050%, 4/1/45	125,000	95,566
EQM Midstream Partners LP, 7.500%, 6/1/27(a)	95,000	93,100
EQM Midstream Partners LP, 6.500%, 7/15/48	60,000	44,693
New Fortress Energy, Inc., 6.750%, 9/15/25(a)	125,000	117,207

	Principal	Value
New Fortress Energy, Inc., 6.500%, 9/30/26(a)	$60,000	$54,900
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(a)	77,000	76,049
Venture Global Calcasieu Pass LLC, 6.250%, 1/15/30(a)	115,000	113,419
		1,042,186
Health Facilities: 3.3%
CHS/Community Health Systems, Inc., 6.875%, 4/1/28(a)	165,000	112,040
CHS/Community Health Systems, Inc., 6.000%, 1/15/29(a)	200,000	172,727
Encompass Health Corp., 4.750%, 2/1/30	255,000	225,718
Option Care Health, Inc., 4.375%, 10/31/29(a)	140,000	119,990
Surgery Center Holdings, Inc., 6.750%, 7/1/25(a)	33,000	32,571
Tenet Healthcare Corp., 6.125%, 10/1/28	65,000	60,125
Tenet Healthcare Corp., 4.375%, 1/15/30	100,000	87,500
Tenet Healthcare Corp., 6.125%, 6/15/30(a)	40,000	38,099
		848,770
Health Services: 2.1%
DaVita, Inc., 4.625%, 6/1/30(a)	165,000	135,988
Modivcare, Inc., 5.875%, 11/15/25(a)	110,000	103,882
ModivCare Escrow Issuer, Inc., 5.000%, 10/1/29(a)	115,000	97,292
Owens & Minor, Inc., 6.625%, 4/1/30(a)	145,000	119,263
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	100,000	88,218
		544,643
Hotels: 0.4%
Hilton Grand Vacations LLC, 5.000%, 6/1/29(a)	75,000	65,823
Hilton Grand Vacations LLC, 4.875%, 7/1/31(a)	45,000	37,832
		103,655
Investments & Miscellaneous Financial Services: 0.8%
Icahn Enterprises LP, 6.250%, 5/15/26	100,000	97,000
Icahn Enterprises LP, 5.250%, 5/15/27	65,000	60,128
Icahn Enterprises LP, 4.375%, 2/1/29	55,000	47,504
		204,632

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

	Principal	Value
Machinery: 0.7%
Titan International, Inc., 7.000%, 4/30/28	$190,000	$180,025

Managed Care: 1.7%
Centene Corp., 4.625%, 12/15/29	490,000	448,101

Media - Diversified: 0.7%
News Corp., 3.875%, 5/15/29(a)	135,000	115,688
Urban One, Inc., 7.375%, 2/1/28(a)	70,000	62,468
		178,156
Media Content: 1.3%
Cumulus Media New Holdings, Inc., 6.750%, 7/1/26(a)	96,000	82,441
Gray Television, Inc., 4.750%, 10/15/30(a)	115,000	84,316
Scripps Escrow II, Inc., 5.375%, 1/15/31(a)	125,000	88,497
Univision Communications, Inc., 6.625%, 6/1/27(a)	90,000	85,444
		340,698
Medical Products: 1.0%
AdaptHealth LLC, 6.125%, 8/1/28(a)	155,000	142,366
Medline Borrower LP, 3.875%, 4/1/29(a)	140,000	116,687
		259,053
Metals/Mining Excluding Steel: 1.5%
FMG Resources August 2006 Pty Ltd., 6.125%, 4/15/32(a)	70,000	66,150
Freeport-McMoRan, Inc., 4.625%, 8/1/30	95,000	87,670
Kaiser Aluminum Corp., 4.625%, 3/1/28(a)	150,000	129,185
Taseko Mines Ltd., 7.000%, 2/15/26(a)	120,000	108,437
		391,442
Oil Field Equipment & Services: 2.2%
Oceaneering International, Inc., 4.650%, 11/15/24	70,000	67,381
Nabors Industries Ltd., 7.250%, 1/15/26(a)	135,000	128,504
Transocean, Inc., 8.750%, 2/15/30(a)	60,000	61,050
Transocean, Inc., 6.800%, 3/15/38	145,000	99,673
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	65,000	62,295

	Principal	Value
Weatherford International Ltd., 11.000%, 12/1/24(a)	$6,000	$6,137
Weatherford International Ltd., 8.625%, 4/30/30(a)	140,000	139,811
		564,851
Packaging: 1.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.125%, 8/15/26(a)	200,000	182,000
FXI Holdings, Inc., 12.250%, 11/15/26(a)	60,000	52,539
FXI Holdings, Inc., 7.875%, 11/1/24(a)	90,000	80,100
Mauser Packaging Solutions Holding Co., 7.875%, 8/15/26(a)	80,000	80,500
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.375%, 10/15/28(a)	115,000	98,648
		493,787
Personal & Household Products: 1.2%
Energizer Holdings, Inc., 6.500%, 12/31/27(a)	70,000	67,200
Mattel, Inc., 5.875%, 12/15/27(a)	145,000	141,600
Tempur Sealy International, Inc., 4.000%, 4/15/29(a)	115,000	98,315
		307,115
Printing & Publishing: 0.3%
Gannett Holdings LLC, 6.000%, 11/1/26(a)	100,000	84,006
Real Estate Development & Management: 1.0%
Hunt Cos, Inc., 5.250%, 4/15/29(a)	100,000	79,935
Kennedy-Wilson, Inc., 4.750%, 2/1/30	90,000	69,168
Realogy Group LLC, 5.750%, 1/15/29(a)	140,000	100,519
		249,622
Real Estate Investment Trusts (REITs): 2.9%
HAT Holdings I LLC, 3.375%, 6/15/26(a)	100,000	86,750
Iron Mountain, Inc., 5.250%, 3/15/28(a)	140,000	128,883
Iron Mountain, Inc., 4.875%, 9/15/29(a)	125,000	108,811
Rithm Capital Corp., 6.250%, 10/15/25(a)	95,000	86,674
Service Properties Trust, 4.350%, 10/1/24	110,000	105,292

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

	Principal	Value
Service Properties Trust, 7.500%, 9/15/25	$50,000	$49,559
Service Properties Trust, 5.250%, 2/15/26	35,000	31,762
Starwood Property Trust, Inc., 4.375%, 1/15/27(a)	165,000	143,047
		740,778
Recreation & Travel: 3.1%
Life Time, Inc., 8.000%, 4/15/26(a)	90,000	86,721
NCL Corp Ltd., 5.875%, 3/15/26(a)	205,000	177,325
NCL Corp Ltd., 8.375%, 2/1/28(a)	90,000	91,438
SeaWorld Parks & Entertainment, Inc., 8.750%, 5/1/25(a)	50,000	51,038
SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/29(a)	130,000	116,350
Sabre GLBL, Inc., 7.375%, 9/1/25(a)	50,000	46,801
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(a)	130,000	114,261
Royal Caribbean Cruises Ltd., 7.250%, 1/15/30(a)	125,000	125,313
		809,247
Restaurants: 1.1%
Papa John’s International, Inc., 3.875%, 9/15/29(a)	330,000	275,550

Software/Services: 1.4%
Gen Digital, Inc., 6.750%, 9/30/27(a)	145,000	142,527
GoDaddy, Inc., 3.500%, 3/1/29(a)	150,000	125,667
Unisys Corp., 6.875%, 11/1/27(a)	105,000	79,191
		347,385
Specialty Retail: 1.7%
Bath & Body Works, Inc., 9.375%, 7/1/25(a)	18,000	19,035
Bath & Body Works, Inc., 5.250%, 2/1/28	55,000	51,219
Bath & Body Works, Inc., 6.625%, 10/1/30(a)	95,000	89,987
Crocs, Inc., 4.250%, 3/15/29(a)	260,000	222,950
Kontoor Brands, Inc., 4.125%, 11/15/29(a)	65,000	55,087
		438,278
Steel Producers/Products: 1.1%
Carpenter Technology Corp., 7.625%, 3/15/30	120,000	119,647
Commercial Metals Co., 4.125%, 1/15/30	50,000	43,597

	Principal	Value
Commercial Metals Co., 3.875%, 2/15/31	$70,000	$59,063
Commercial Metals Co., 4.375%, 3/15/32	80,000	68,999
		291,306
Support - Services: 5.2%
Arrow Bidco LLC, 9.500%, 3/15/24(a)	95,000	94,880
H&E Equipment Services, Inc., 3.875%, 12/15/28(a)	110,000	94,598
Matthews International Corp., 5.250%, 12/1/25(a)	115,000	108,100
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(a)	105,000	96,371
Staples, Inc., 7.500%, 4/15/26(a)	115,000	102,350
Staples, Inc., 10.750%, 4/15/27(a)	110,000	84,238
The ADT Security Corp., 4.125%, 8/1/29(a)	65,000	55,931
The ADT Security Corp., 4.875%, 7/15/32(a)	45,000	38,592
The Hertz Corp., 4.625%, 12/1/26(a)	105,000	93,506
The Hertz Corp., 5.000%, 12/1/29(a)	50,000	41,512
White Cap Buyer LLC, 6.875%, 10/15/28(a)	80,000	72,656
SRS Distribution, Inc., 6.000%, 12/1/29(a)	120,000	100,224
SRS Distribution, Inc., 4.625%, 7/1/28(a)	115,000	100,623
United Rentals North America, Inc., 5.500%, 5/15/27	65,000	63,707
United Rentals North America, Inc., 6.000%, 12/15/29(a)	185,000	185,000
		1,332,288
Tech Hardware & Equipment: 1.0%
Dell, Inc., 6.500%, 4/15/38	255,000	254,363

Telecom - Wireless: 0.4%
United States Cellular Corp., 6.700%, 12/15/33	115,000	104,661

Telecom - Wireline Integrated & Services: 1.9%
Cogent Communications Group, Inc., 3.500%, 5/1/26(a)	115,000	104,450
Cogent Communications Group, Inc., 7.000%, 6/15/27(a)	70,000	67,725
Frontier Communications Holdings LLC, 5.000%, 5/1/28(a)	175,000	153,562

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

	Principal	Value
Frontier Communications Holdings LLC, 6.000%, 1/15/30(a)	$190,000	$151,763
		477,500
Theaters & Entertainment: 0.4%
Cinemark USA, Inc., 5.875%, 3/15/26(a)	100,000	91,555

Tobacco: 0.9%
Turning Point Brands, Inc., 5.625%, 2/15/26(a)	50,000	45,253
Vector Group Ltd., 5.750%, 2/1/29(a)	225,000	193,655
		238,908
Transport Infrastructure/Services: 0.8%
XPO CNW, Inc., 6.700%, 5/1/34	130,000	118,074
XPO Escrow Sub LLC, 7.500%, 11/15/27(a)	75,000	76,092
		194,166
Total Corporate Bonds (cost $21,758,993)		20,351,528

	Number of Shares
Real Estate Investment Trusts (REITs): 0.3%
Pebblebrook Hotel Trust	4,225	88,218
Total REITs (cost $108,091)		88,218

Short-Term Investments: 18.7%
U.S. Bank Money Market Deposit Account, 2.73%(b)		4,800,678
Total Short-Term Investments (cost $4,800,678)		4,800,678

Total Investments - 99.6% (cost $27,073,747)		25,635,256
Other Assets and Liabilities 0.4%		95,408
Net Assets: 100.0%		$25,730,664

Percentages are stated as a percent of net assets.

(a)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 28, 2023, the value of these investments was $15,376,729, or 59.8% of total net assets.

(b)	The rate shown is as of February 28, 2022.

Country Exposure (as a percentage of total investments)
United States	91.6%
Cayman Islands	2.2%
Bermuda	2.1%
Liberia	0.9%
Canada	0.9%
Switzerland	0.8%
Ireland	0.7%
Malta	0.5%
Australia	0.3%

Asset Type (as a percentage of total investments) (Unaudited)

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Penn Capital Short Duration High Income Fund

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

	Principal	Value
Corporate Bonds: 68.3%
Advertising: 0.6%
TripAdvisor, Inc., 7.000%, 7/15/25(a)	$210,000	$210,282

Aerospace/Defense: 3.6%
Bombardier, Inc., 7.125%, 6/15/26(a)	85,000	83,464
Howmet Aerospace, Inc., 6.875%, 5/1/25	497,000	505,698
TransDigm, Inc., 6.250%, 3/15/26(a)	130,000	128,277
TransDigm, Inc., 8.000%, 12/15/25(a)	315,000	321,930
Triumph Group, Inc., 8.875%, 6/1/24(a)	198,000	205,986
		1,245,355
Air Transportation: 2.1%
Allegiant Travel Co., 8.500%, 2/5/24(a)	249,000	250,867
American Airlines, Inc., 11.750%, 7/15/25(a)	90,000	98,710
Delta Air Lines, Inc., 7.000%, 5/1/25(a)	203,000	207,181
Spirit Loyalty Cayman Ltd., 8.000%, 9/20/25(a)	165,000	165,619
		722,377
Auto Loans: 1.4%
Ford Motor Credit Co LLC, 5.584%, 3/18/24	500,000	496,500

Auto Parts & Equipment: 0.6%
The Goodyear Tire & Rubber Co., 9.500%, 5/31/25	195,000	201,019

Building & Construction: 1.6%
Fluor Corp., 3.500%, 12/15/24	165,000	157,686
Meritage Homes Corp., 6.000%, 6/1/25	175,000	174,084
TRI Pointe Group Inc / TRI Pointe Homes, Inc., 5.875%, 6/15/24	230,000	227,125
		558,895
Cable & Satellite TV: 1.4%
CSC Holdings LLC, 5.250%, 6/1/24	219,000	212,181
DISH Network Corp., 11.750%, 11/15/27(a)	250,000	253,306
		465,487
Chemicals: 3.9%
Avient Corp., 5.750%, 5/15/25(a)	185,000	181,326

	Principal	Value
Compass Minerals International, Inc., 4.875%, 7/15/24(a)	$420,000	$400,623
Koppers, Inc., 6.000%, 2/15/25(a)	125,000	120,846
NOVA Chemicals Corp., 4.875%, 6/1/24(a)	405,000	396,924
OCI NV, 4.625%, 10/15/25(a)	240,000	233,674
		1,333,393
Consumer/Commercial/Lease Financing: 3.3%
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/25(a)	182,000	177,518
Navient Corp., 7.250%, 9/25/23	123,000	123,357
OneMain Finance Corp., 6.125%, 3/15/24	700,000	690,187
SLM Corp., 4.200%, 10/29/25	155,000	141,897
		1,132,959
Department Stores: 0.3%
Neiman Marcus Group LLC, 7.125%, 4/1/26(a)	115,000	110,975

Diversified Capital Goods: 1.0%
Regal Rexnord Corp., 6.050%, 2/15/26(a)	135,000	133,918
Stevens Holding Co, Inc., 6.125%, 10/1/26(a)	200,000	202,884
		336,802
Electric-Generation: 0.6%
NextEra Energy Operating Partners LP, 4.250%, 7/15/24(a)	200,000	193,250
Energy - Exploration & Production: 2.2%
Chesapeake Energy Corp., 5.500%, 2/1/26(a)	175,000	171,500
EQT Corp., 6.125%, 2/1/25	190,000	190,262
Range Resources Corp., 4.875%, 5/15/25	150,000	146,340
SM Energy Co., 6.750%, 9/15/26	80,000	77,183
Talos Production, Inc., 12.000%, 1/15/26	65,000	68,599
Vital Energy, Inc., 9.500%, 1/15/25	100,000	100,807
		754,691
Food - Wholesale: 1.1%
HLF Financing Sarl LLC, 7.875%, 9/1/25(a)	266,000	256,025
KeHE Distributors LLC, 8.625%, 10/15/26(a)	132,000	132,330
		388,355

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

	Principal	Value
Forestry/Paper: 0.6%
Clearwater Paper Corp., 5.375%, 2/1/25(a)	$205,000	$198,778

Gaming: 2.6%
Caesars Entertainment, Inc., 6.250%, 7/1/25(a)	295,000	292,547
International Game Technology PLC, 6.500%, 2/15/25(a)	275,000	275,687
Las Vegas Sands Corp., 3.200%, 8/8/24	340,000	327,207
		895,441
Gas Distribution: 3.0%
Blue Racer Midstream LLC, 7.625%, 12/15/25(a)	195,000	195,975
Buckeye Partners LP, 4.125%, 3/1/25(a)	305,000	285,934
Crestwood Midstream Partners LP, 5.750%, 4/1/25	175,000	169,744
DCP Midstream Operating LP, 5.375%, 7/15/25	195,000	192,595
Western Midstream Operating LP, 3.350%, 2/1/25	190,000	180,075
		1,024,323
Health Facilities: 1.6%
HCA, Inc., 5.375%, 2/1/25	355,000	351,657
Tenet Healthcare Corp., 4.625%, 7/15/24	99,000	97,391
Tenet Healthcare Corp., 4.625%, 9/1/24	100,000	98,479
		547,527
Health Services: 0.2%
Modivcare, Inc., 5.875%, 11/15/25(a)	80,000	75,550

Hotels: 1.9%
Park Intermediate Holdings LLC, 7.500%, 6/1/25(a)	192,000	192,606
Travel + Leisure Co., 6.600%, 10/1/25	250,000	249,209
Travel + Leisure Co., 6.625%, 7/31/26(a)	200,000	196,049
		637,864
Investments & Miscellaneous Financial Services: 1.4%
Icahn Enterprises LP, 6.250%, 5/15/26	268,000	259,960
Oppenheimer Holdings, Inc., 5.500%, 10/1/25	220,000	216,150
		476,110

	Principal	Value
Machinery: 0.5%
Hillenbrand, Inc., 5.750%, 6/15/25	$180,000	$177,750

Media Content: 2.3%
AMC Networks, Inc., 5.000%, 4/1/24	273,000	272,659
Univision Communications, Inc., 5.125%, 2/15/25(a)	515,000	501,404
		774,063
Monoline Insurance: 2.3%
NMI Holdings, Inc., 7.375%, 6/1/25(a)	375,000	373,125
Radian Group, Inc., 4.500%, 10/1/24	440,000	430,408
		803,533
Multi-Line Insurance: 0.6%
Enact Holdings, Inc., 6.500%, 8/15/25(a)	210,000	206,377

Non-Electric Utilities: 0.5%
AmeriGas Partners LP, 5.625%, 5/20/24	165,000	161,287

Oil Field Equipment & Services: 0.9%
Oceaneering International, Inc., 4.650%, 11/15/24	171,000	164,601
TechnipFMC PLC, 6.500%, 2/1/26(a)	137,000	135,240
		299,841
Oil Refining & Marketing: 0.5%
Methanex Corp., 4.250%, 12/1/24	195,000	188,175

Packaging: 3.0%
Ball Corp., 5.250%, 7/1/25	180,000	177,108
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	473,000	487,961
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(a)	147,000	146,188
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(a)	205,000	199,213
		1,010,470
Personal & Household Products: 1.0%
Mattel, Inc., 5.875%, 12/15/27(a)	150,000	146,483
Spectrum Brands, Inc., 5.750%, 7/15/25	195,000	191,201
		337,684

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

	Principal	Value
Pharmaceuticals: 2.9%
Elanco Animal Health, Inc., 5.772%, 8/28/23	$200,000	$199,268
Owens & Minor, Inc., 4.375%, 12/15/24	625,000	597,125
Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 4/15/24	200,000	199,580
		995,973
Real Estate Development & Management: 1.1%
Newmark Group, Inc., 6.125%, 11/15/23	385,000	384,338

Real Estate Investment Trusts (REITs): 4.2%
HAT Holdings I LLC, 6.000%, 4/15/25(a)	265,000	255,399
Service Properties Trust, 7.500%, 9/15/25	155,000	153,633
Starwood Property Trust, Inc., 5.500%, 11/1/23(a)	310,000	307,013
Starwood Property Trust, Inc., 3.750%, 12/31/24(a)	150,000	141,171
VICI Properties LP / VICI Note Co, Inc., 5.625%, 5/1/24(a)	455,000	451,733
XHR LP, 6.375%, 8/15/25(a)	100,000	96,996
		1,405,945
Recreation & Travel: 2.2%
Carnival Corp., 10.500%, 2/1/26(a)	155,000	160,421
SeaWorld Parks & Entertainment, Inc., 8.750%, 5/1/25(a)	205,000	209,256
Six Flags Entertainment Corp., 4.875%, 7/31/24(a)	210,000	206,325
Vail Resorts, Inc., 6.250%, 5/15/25(a)	165,000	164,556
		740,558
Restaurants: 0.5%
Dave & Buster’s, Inc., 7.625%, 11/1/25(a)	155,000	157,131

Software/Services: 0.5%
Gen Digital, Inc., 5.000%, 4/15/25(a)	170,000	165,131

Specialty Retail: 2.6%
Abercrombie & Fitch Management Co., 8.750%, 7/15/25(a)	175,000	176,255
Bath & Body Works, Inc., 9.375%, 7/1/25(a)	193,000	204,098
Hanesbrands, Inc., 4.625%, 5/15/24(a)	215,000	214,849

	Principal	Value
Michael Kors USA, Inc., 4.250%, 11/1/24(a)	$200,000	$191,750
QVC, Inc., 4.850%, 4/1/24	115,000	107,957
		894,909
Support - Services: 3.3%
Arrow Bidco LLC, 9.500%, 3/15/24(a)	176,000	175,778
Matthews International Corp., 5.250%, 12/1/25(a)	168,000	157,920
Prime Security Services Borrower LLC, 5.250%, 4/15/24(a)	417,000	410,745
United Rentals North America, Inc., 5.500%, 5/15/27	80,000	78,408
WESCO Distribution, Inc., 7.125%, 6/15/25(a)	313,000	315,838
		1,138,689
Tech Hardware & Equipment: 0.3%
Xerox Corp., 3.800%, 5/15/24	40,000	38,400
Xerox Corp., 4.625%, 3/15/23	55,000	54,679
		93,079
Telecom - Satellite: 1.0%
Hughes Satellite Systems Corp., 6.625%, 8/1/26	380,000	357,675

Telecom - Wireline Integrated & Services: 1.8%
Qwest Corp., 7.250%, 9/15/25	630,000	621,652

Theaters & Entertainment: 0.6%
Cinemark USA, Inc., 8.750%, 5/1/25(a)	90,000	91,818
Live Nation Entertainment, Inc., 4.875%, 11/1/24(a)	105,000	101,850
		193,668
Tobacco: 0.3%
Turning Point Brands, Inc., 5.625%, 2/15/26(a)	124,000	112,228

Transport Infrastructure/Services: 0.4%
XPO, Inc., 6.250%, 5/1/25(a)	147,000	147,073
Total Corporate Bonds (cost $24,281,643)		23,373,162

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Short-Term Investments: 30.4%
U.S. Bank Money Market Deposit Account, 2.73%(b)	10,419,973	$10,419,973
Total Short-Term Investments (cost $10,419,973)		10,419,973

Total Investments - 98.7% (cost $34,701,616)		33,793,135
Other Assets and Liabilities 1.3%		456,203
Net Assets: 100.0%		$34,249,338

Percentages are stated as a percent of net assets.

(a)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 28, 2023, the value of these investments was $12,673,905, or 37.0% of total net assets.

(b)	The rate shown is as of February 28, 2023.

Country Exposure (as a percentage of total investments)
United States	93.2%
Canada	2.0%
Cayman Islands	1.8%
Netherlands	1.3%
United Kingdom	1.2%
Panama	0.5%

Asset Type (as a percentage of total investments) (Unaudited)

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Penn Capital Special Situations Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Common Stocks: 95.0%
Aerospace & Defense: 3.4%
Spirit AeroSystems Holdings, Inc. - Class A*	10,086	$344,740
Triumph Group, Inc.*	19,133	241,458
		586,198
Air Freight & Logistics: 2.9%
GXO Logistics, Inc.*	5,578	276,502
XPO Logistics, Inc.*	6,320	210,835
		487,337
Auto Components: 1.7%
American Axle & Manufacturing Holdings, Inc.*	33,869	298,047

Banks: 9.6%
Ameris Bancorp	4,962	237,531
FB Financial Corp.	6,940	261,569
First BanCorp	21,911	317,929
Hancock Whitney Corp.	3,696	181,547
Pinnacle Financial Partners, Inc.	3,034	224,789
Seacoast Banking Corp of Florida	5,488	167,439
South State Corp.	2,956	238,490
		1,629,294
Biotechnology: 1.4%
Halozyme Therapeutics, Inc.*	4,806	230,640

Chemicals: 3.6%
Aspen Aerogels, Inc.*	14,055	152,497
Avient Corp.	5,110	222,949
Livent Corp.*	10,292	241,347
		616,793
Commercial Services & Supplies: 1.0%
Viad Corp.*	6,458	166,035

Construction Materials: 1.3%
Summit Materials, Inc. - Class A*	7,596	224,386

Containers & Packaging: 1.5%
O-I Glass, Inc.*	11,503	255,597

Electronic Equipment, Instruments & Components: 0.5%
Ouster, Inc.*	72,264	86,717

	Number of Shares	Value
Energy Equipment & Services: 8.6%
ChampionX Corp.	6,164	$188,433
Patterson-UTI Energy, Inc.	17,066	233,804
Transocean Ltd.*	51,001	356,497
Weatherford International PLC*	10,327	687,985
		1,466,719
Food & Staples Retailing: 1.3%
Performance Food Group Co.*	3,783	214,080

Health Care Equipment & Supplies: 4.7%
Alphatec Holdings, Inc.*	22,594	334,617
Lantheus Holdings, Inc.*	3,812	281,936
SI-BONE, Inc.*	9,777	193,340
		809,893
Health Care Providers & Services: 4.1%
ModivCare, Inc.*	2,132	209,341
Option Care Health, Inc.*	7,451	228,522
Tenet Healthcare Corp.*	4,518	264,439
		702,302
Hotels, Restaurants & Leisure: 13.1%
Bloomin’ Brands, Inc.	10,348	270,083
Boyd Gaming Corp.	3,093	201,447
Golden Entertainment, Inc.*	8,660	356,013
Hilton Grand Vacations, Inc.*	4,477	213,732
Papa John’s International, Inc.	2,534	212,729
Penn National Gaming, Inc.*	8,859	270,465
Planet Fitness, Inc. - Class A*	3,451	279,704
PlayAGS, Inc.*	13,658	87,684
SeaWorld Entertainment, Inc.*	5,411	349,551
		2,241,408
Machinery: 2.4%
Chart Industries, Inc.*	1,332	177,822
Hillman Solutions Corp.*	26,115	232,162
		409,984
Marine: 1.4%
Kirby Corp.*	3,239	234,925

Media: 7.3%
Clear Channel Outdoor Holdings, Inc.*	115,590	204,594
EW Scripps Co. - Class A*	20,633	260,389
Gray Television, Inc.	22,457	262,747

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

	Number of Shares	Value
Magnite, Inc.*	16,824	$187,251
Nexstar Media Group, Inc. - Class A	1,740	323,466
		1,238,447
Metals & Mining: 3.9%
Carpenter Technology Corp.	5,534	267,458
Compass Minerals International, Inc.	4,364	168,145
Kaiser Aluminum Corp.	2,794	221,620
		657,223
Oil, Gas & Consumable Fuels: 4.0%
California Resources Corp.	5,204	219,609
Northern Oil and Gas, Inc.	8,016	248,816
Talos Energy, Inc.*	11,938	212,616
		681,041
Pharmaceuticals: 2.2%
Harmony Biosciences Holdings, Inc.*	4,033	177,573
Perrigo Co Plc	5,123	193,086
		370,659
Semiconductors & Semiconductor Equipment: 5.3%
Allegro MicroSystems, Inc.*	6,876	300,344
Kulicke & Soffa Industries, Inc.	5,422	288,992
Navitas Semiconductor Corp.*	9,796	63,576
Rambus, Inc.*	5,752	254,411
		907,323
Software: 2.2%
New Relic, Inc.*	2,765	201,762
RingCentral, Inc. - Class A*	5,406	178,614
		380,376
Specialty Retail: 1.2%
Five Below, Inc.*	1,002	204,709

Textiles, Apparel & Luxury Goods: 1.3%
Crocs, Inc.*	1,857	226,015

Trading Companies & Distributors: 3.9%
H&E Equipment Services, Inc.	7,137	396,103
NOW, Inc.*	21,542	276,815
		672,918
Wireless Telecommunication Services: 1.2%
Gogo, Inc.*	12,602	207,429
Total Common Stocks (cost $13,189,595)		16,206,495

Principal	Value
Equity Real Estate Investment Trusts (REITs): 3.3%
Essential Properties Realty Trust, Inc.	10,590	$272,798
Ryman Hospitality Properties, Inc.	3,185	295,473
		568,271
Total REITs (cost $462,704)		568,271

Short-Term Investments: 1.3%
U.S. Bank Money Market Deposit Account, 2.73%(a)	220,620	220,620
Total Short-Term Investments (cost $220,620)		220,620

Total Investments - 99.6% (cost $13,872,919)		16,995,386
Other Assets and Liabilities 0.4%		64,549
Net Assets: 100.0%		$17,059,935

Percentages are stated as a percent of net assets.

*	Non-income producing security.

(a)	The rate shown is as of February 28, 2023.

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2023 (UNAUDITED)

Country Exposure (as a percentage of total investments)
United States	90.9%
Ireland	5.2%
Switzerland	2.1%
Puerto Rico	1.9%

Asset Type (as a percentage of total investments) (Unaudited)

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Statements of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)

Assets	Penn Capital Mid Cap Core Fund	Penn Capital Opportunistic High Income Fund	Penn Capital Short Duration High Income Fund	Penn Capital Special Situations Small Cap Equity Fund
Investments, at fair value (1)
Unaffiliated issuers	$13,448,903	$25,635,256	$33,793,135	$16,995,386
Receivables:
Advisor reimbursement due	—	3,702	25,893	—
Dividends and interest	6,667	368,608	381,152	9,161
Investments sold	41,746	343,830	224,169	135,380
Capital shares sold	1,043	828	214	1,882
Other assets	20,599	24,426	44,961	22,449
Total assets	13,518,958	26,376,650	34,469,524	17,164,258

Liabilities
Payables:
Investments purchased	33,707	567,231	117,299	76,615
Fund shares redeemed	—	16,398	44,776	—
Distribution payable	—	42,070	17,992	—
Investment advisory fees	6,705	—	—	13,261
Accrued expenses:
Professional fees	4,010	2,284	9,078	2,306
Administration fees	10,698	12,843	20,441	8,205
Other accrued expenses	2,439	5,160	10,600	3,936
Total liabilities	57,559	645,986	220,186	104,323
Net assets	$13,461,399	$25,730,664	$34,249,338	$17,059,935

Composition of Net Assets
Paid-in capital	$10,089,331	$28,971,200	$37,562,930	$14,297,575
Total distributable earnings/accumulated loss	3,372,068	(3,240,536)	(3,313,592)	2,762,360
Net assets	$13,461,399	$25,730,664	$34,249,338	$17,059,935

Institutional Class
Net assets applicable to outstanding shares	$13,461,399	$25,730,664	$34,249,338	$17,059,935
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,004,301	3,058,203	3,700,645	1,179,969
Net asset value per share outstanding	$13.40	$8.41	$9.25	$14.46

(1)	Investment in securities at cost
Unaffiliated issuers	$10,574,358	$27,073,747	$34,701,616	$13,872,919

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Statements of Operations

For the SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)

Investment Income (Loss)	Penn Capital Mid Cap Core Fund	Penn Capital Opportunistic High Income Fund	Penn Capital Short Duration High Income Fund	Penn Capital Special Situations Small Cap Equity Fund
Income
Dividends
Unaffiliated dividends	$77,751	$3,367	$—	$65,374
Short-term capital gain distribution from affiliated mutual fund	—	48,433	84,590	—
Interest and fees	4,163	627,168	598,708	2,164
Total income	81,914	678,968	683,298	67,538

Expenses
Advisory fees	56,579	68,106	67,411	78,355
Administration and accounting fees	15,728	33,963	37,608	12,969
Legal fees	12,081	13,414	15,902	12,333
Registration and filing fees	10,481	10,387	12,666	10,481
Transfer agent fees	2,369	2,725	5,955	3,223
Printing and shareholder reporting fees	2,174	1,775	4,122	2,306
Service Fees	1,102	14	18,780	5,139
Custodian fees	813	474	183	2,862
Director fees	437	699	1,378	642
Officer fees	214	347	1,630	293
Interest Expenses	—	—	—	88
Other expenses	2,918	10,453	14,092	8,446
Total expenses	104,896	142,357	179,727	137,137
Expense waiver and reimbursement from Advisor	(38,259)	(71,290)	(98,831)	(47,148)
Net expenses	66,637	71,067	80,896	89,989
Net investment income (loss)	15,277	607,901	602,402	(22,451)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments
Unaffiliated issuers	564,882	(770,125)	(479,537)	(223,605)
Net change in unrealized appreciation (depreciation)
Unaffiliated issuers	483,505	470,404	604,607	1,583,143
Affiliated Mutual Fund (See Note 8)	—	78,147	162,371	—
Net realized and unrealized gain (loss) on investments	1,048,387	(221,574)	287,441	1,359,538
Net increase (decrease) in net assets resulting from operations	$1,063,664	$386,327	$889,843	$1,337,087

The Accompanying Footnotes are an Integral Part of these Financial Statements

[THIS PAGE INTENTIONALLY LEFT BLANK.]

THE RBB FUND TRUST

Statements of Changes in Net Assets

	Penn Capital Mid Cap Core Fund			Penn Capital Opportunistic High Income Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2023 (Unaudited)	Fiscal Year Ended August 31, 2022	Fiscal Period Ended August 31, 2021	Six Months Ended February 28, 2023 (Unaudited)	Fiscal Year Ended August 31, 2022	Fiscal Period Ended August 31, 2021
Operations
Net investment income (loss)	$15,277	$24,128	$(9,065)	$607,901	$946,198	$153,322
Net realized gain (loss) on investments:
Unaffiliated issuers	564,882	396,672	485,294	(770,126)	(454,505)	137,452
Net change in unrealized appreciation (depreciation)	483,505	(3,534,958)	(468,266)	548,552	(2,605,097)	(206,077)
Net increase (decrease) in net assets resulting from operations	1,063,664	(3,114,158)	7,963	386,327	(2,113,404)	84,697

Dividends and distributions to shareholders
Net dividends and distributions from net investment income and realized gain - Institutional Class	(63,731)	(2,002,649)	—	(587,931)	(943,646)	(156,147)
Total dividends and distributions to shareholders	(63,731)	(2,002,649)	—	(587,931)	(943,646)	(156,147)

Capital share transactions
Net proceeds from sale of shares	152,386	344,227	28,349	9,025,924	2,179,258	2,753
Dividends and distributions reinvested	49,197	1,592,243	—	424,998	747,008	120,747
Cost of shares redeemed**	(417,327)	(3,002,147)	(1,148,821)	(1,520,325)	(826,310)	(1,192,655)
Net increase (decrease) in net assets resulting from capital share transactions	(215,744)	(1,065,677)	(1,120,472)	7,930,597	2,099,956	(1,069,155)

Net increase (decrease) in net assets	784,189	(6,182,484)	(1,112,509)	7,728,993	(957,094)	(1,140,605)

Net Assets
Beginning of period	12,677,210	18,859,694	19,972,203	$18,001,671	18,958,765	20,099,370

End of period	$13,461,399	$12,677,210	$18,859,694	$25,730,664	$18,001,671	$18,958,765

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Statements of Changes in Net Assets

Penn Capital Short Duration High Income Fund			Penn Capital Special Situations Small Cap Equity Fund
Six Months Ended February 28, 2023 (Unaudited)	Fiscal Year Ended August 31, 2022	Fiscal Period Ended August 31, 2021	Six Months Ended February 28, 2023 (Unaudited)	Fiscal Year Ended August 31, 2022	Fiscal Period Ended August 31, 2021

$602,402	$1,205,182	$209,362	$(22,451)	$(56,705)	$(12,786)

(479,537)	(99,367)	93,746	(223,605)	617,231	338,177
766,978	(2,410,109)	(126,700)	1,583,143	(3,000,682)	(463,507)
889,843	(1,304,294)	176,408	1,337,087	(2,440,156)	(138,116)

(598,023)	(1,192,175)	(213,906)	(277,739)	(3,352,825)	—
(598,023)	(1,192,175)	(213,906)	(277,739)	(3,352,825)	—

7,792,478	2,759,420	4,619,400	584,870	5,556,932	312,961
554,819	1,063,957	190,157	246,703	2,834,632	—
(8,294,302)	(11,293,367)	(1,081,292)	(1,447,465)	(2,875,898)	(203,662)
52,995	(7,469,990)	3,728,265	(615,892)	5,515,666	109,299

344,815	(9,966,459)	3,690,767	443,456	(277,315)	(28,817)

33,904,523	43,870,982	40,180,215	16,616,479	16,893,794	16,922,611

$34,249,338	$33,904,523	$43,870,982	$17,059,935	$16,616,479	$16,893,794

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Financial Highlights

	Per Common Share Data(a)
		Income from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses)	Total from investment operations		Dividends from net investment income	Distributions from capital gains	Total distributions
Penn Capital Mid Cap Core Fund
Institutional Class
9/1/22 to 2/28/23 (Unaudited)	$12.42	0.02	1.03	1.05		(0.02)	(0.05)	(0.07)
9/1/21 to 8/31/22	$16.79	0.02	(2.62)	(2.60)		(0.05)	(1.72)	(1.77)
7/1/21 to 8/31/21(e)	$16.76	(0.01)	0.04	0.03		—	—	—
7/1/20 to 6/30/21	$11.49	0.03	5.24	5.27		— (h)	—	— (h)
7/1/19 to 6/30/20	$12.68	— (h)	(0.60)	(0.60)		—	(0.59)	(0.59)
7/1/18 to 6/30/19	$13.55	(0.01)	0.37	0.36	(g)	—	(1.23)	(1.23)
7/1/17 to 6/30/18	$11.73	(0.04)	2.07	2.03		—	(0.21)	(0.21)
Penn Capital Opportunistic High Income Fund
Institutional Class
9/1/22 to 2/28/23 (Unaudited)	$8.50	0.26	(0.11)	0.15		(0.24)	—	(0.24)
9/1/21 to 8/31/22	$9.96	0.46	(1.46)	(1.00)		(0.46)	—	(0.46)
7/1/21 to 8/31/21(e)	$10.00	0.08	(0.04)	0.04		(0.08)	—	(0.08)
7/1/20 to 6/30/21	$8.88	0.54	1.12	1.66		(0.54)	—	(0.54)
7/1/19 to 6/30/20	$9.99	0.53	(1.10)	(0.57	)(g)	(0.54)	—	(0.54)
7/1/18 to 6/30/19	$10.06	0.59	(0.02)	0.57	(g)	(0.61)	(0.03)	(0.64)
7/1/17 to 6/30/18	$10.52	0.61	(0.22)	0.39	(g)	(0.63)	(0.22)	(0.85)
Penn Capital Short Duration High Income Fund
Institutional Class
9/1/22 to 2/28/23 (Unaudited)	$9.15	0.18	0.10	0.28		(0.18)	—	(0.18)
9/1/21 to 8/31/22	$9.73	0.29	(0.58)	(0.29)		(0.29)	—	(0.29)
7/1/21 to 8/31/21(e)	$9.74	0.05	(0.01)	0.04		(0.05)	—	(0.05)
7/1/20 to 6/30/21	$9.33	0.36	0.41	0.77		(0.36)	—	(0.36)
7/1/19 to 6/30/20	$9.93	0.37	(0.59)	(0.22)		(0.38)	—	(0.38)
7/1/18 to 6/30/19	$9.85	0.35	0.10	0.45	(g)	(0.37)	—	(0.37)
7/17/17(f) to 6/30/18	$10.00	0.27	(0.17)	0.10		(0.25)	—	(0.25)

(a)	Information presented related to a share outstanding for the entire period.
(b)	Annualized for periods less than one full year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Not annualized.
(e)	The Funds changed their fiscal year end to August 31.
(f)	Commencement of operations.
(g)	Total from investment operations per share includes redemption fees of less than $0.01 per share.
(h)	Amount is less than $0.005 per share.

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Financial Highlights

Per Common Share Data(a)		Supplemental data and ratios

Net asset value, end of period	Total return(d)	Net assets, end of period (in 000’s)	Ratio of expenses to average net assets, including waivers and reimbursement(b)	Ratio of expenses to average net assets, excluding waivers and reimbursement(b)	Ratio of net investment income (loss) to average net assets, including waivers and reimbursement(b)	Ratio of net investment income (loss) to average net assets, excluding waivers and reimbursement(b)	Portfolio turnover rate(c)(d)

$13.40	8.43%	$13,461	1.06%	1.67%	0.24%	(0.37)%	46%
$12.42	(17.45)%	$12,677	1.06%	1.49%	0.14%	(0.29)%	38%
$16.79	0.18%	$18,860	1.06%	1.70%	(0.28)%	(0.92)%	3%
$16.76	45.88%	$19,972	1.06%	2.19%	0.30%	(0.83)%	59%
$11.49	(5.23)%	$15,966	1.06%	2.14%	(0.04)%	(1.12)%	57%
$12.68	3.64%	$14,363	1.06%	2.20%	(0.11)%	(1.25)%	40%
$13.55	17.41%	$14,910	1.06%	2.38%	(0.34)%	(1.66)%	64%

$8.41	1.82%	$25,731	0.72%	1.44%	6.16%	5.44%	34%
$8.50	(10.31)%	$18,002	0.72%	1.42%	4.94%	4.24%	71%
$9.96	0.43%	$18,959	0.72%	1.65%	4.69%	3.76%	18%
$10.00	19.08%	$20,099	0.72%	2.08%	5.27%	4.21%	156%
$8.88	(5.86)%	$17,819	0.72%	2.08%	5.66%	4.30%	149%
$9.99	5.83%	$15,236	0.72%	2.26%	5.90%	4.36%	85%
$10.06	3.81%	$13,814	0.72%	2.80%	5.89%	3.81%	66%

$9.25	3.10%	$34,249	0.54%	1.20%	4.02%	3.36%	10%
$9.15	(3.05)%	$33,905	0.54%	0.88%	3.02%	2.68%	54%
$9.73	0.41%	$43,871	0.54%	0.99%	2.97%	2.52%	11%
$9.74	11.96%	$40,180	0.54%	1.16%	3.77%	3.15%	104%
$9.33	(2.33)%	$44,462	0.54%	1.15%	3.87%	3.26%	113%
$9.93	4.65%	$34,924	0.54%	1.44%	3.75%	2.85%	48%
$9.85	1.03%	$12,436	0.54%	2.70%	3.08%	0.92%	39%

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Financial Highlights

	Per Common Share Data(a)
		Income from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses)	Total from investment operations		Dividends from net investment income	Distributions from capital gains	Total distributions
Penn Capital Special Situations Small Cap Equity Fund
Institutional Class
9/1/22 to 2/28/23 (Unaudited)	$13.64	(0.02)	1.07	1.05		—	(0.23)	(0.23)
9/1/21 to 8/31/22	$19.62	(0.05)	(2.12)	(2.17)		—	(3.81)	(3.81)
7/1/21 to 8/31/21(e)	$19.79	(0.01)	(0.16)	(0.17)		—	—	—
7/1/20 to 6/30/21	$9.33	(0.01)	10.47	10.46		—	—	—
7/1/19 to 6/30/20	$10.67	(0.03)	(1.31)	(1.34)		—	—	—
7/1/18 to 6/30/19	$12.59	(0.05)	(0.98)	(1.03	)(f)	—	(0.89)	(0.89)
7/1/17 to 6/30/18	$11.71	(0.08)	2.36	2.28	(f)	—	(1.40)	(1.40)

(a)	Information presented related to a share outstanding for the entire period.
(b)	Annualized for periods less than one full year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Not annualized.
(e)	The Funds changed their fiscal year end to August 31.
(f)	Total from investment operations per share includes redemption fees of less than $0.01 per share.

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Financial Highlights

Per Common Share Data(a)		Supplemental data and ratios

Net asset value, end of period	Total return(d)	Net assets, end of period (in 000’s)	Ratio of expenses to average net assets, including waivers and reimbursement(b)	Ratio of expenses to average net assets, excluding waivers and reimbursement(b)	Ratio of net investment income (loss) to average net assets, including waivers and reimbursement(b)	Ratio of net investment income (loss) to average net assets, excluding waivers and reimbursement(b)	Portfolio turnover rate(c)(d)

$14.46	7.83%	$17,060	1.09%	1.66%	(0.27)%	(0.84)%	36%
$13.64	(14.39)%	$16,616	1.09%	1.58%	(0.34)%	(0.83)%	87%
$19.62	(0.86)%	$16,894	1.09%	1.71%	(0.46)%	(1.08)%	11%
$19.79	112.11%	$16,923	1.09%	2.97%	(0.02)%	(1.90)%	132%
$9.33	(12.56)%	$7,245	1.09%	3.09%	(0.42)%	(2.42)%	115%
$10.67	(7.91)%	$10,198	1.09%	2.38%	(0.35)%	(1.64)%	97%
$12.59	20.31%	$21,289	1.09%	2.09%	(0.64)%	(1.64)%	105%

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

The RBB Fund Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust consists of eight series that are available for investment including: the Penn Capital Mid Cap Core Fund, the Penn Capital Opportunistic High Income Fund, the Penn Capital Short Duration High Income Fund, and the Penn Capital Special Situations Small Cap Equity Fund (collectively referred to as the “Funds” and each individually referred to as a “Fund”). Two other series, the Penn Capital Micro Cap Equity Fund and the Penn Capital Enterprise Value Small Cap Equity Fund, are not currently offered. The Funds follow the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”.

The Penn Capital Opportunistic High Income Fund’s investment objective is to seek to provide total return through interest income and capital appreciation. The Penn Capital Opportunistic High Income Fund commenced operations on November 30, 2015.

The Penn Capital Short Duration High Income Fund’s investment objective is to seek to provide a high level of current income. The Penn Capital Short Duration High Income Fund commenced operations on July 17, 2017.

The Penn Capital Mid Cap Core Fund and the Penn Capital Special Situations Small Cap Equity Fund’s investment objective is to seek to provide capital appreciation. The Penn Capital Mid Cap Core Fund commenced operations on November 30, 2015. The Penn Capital Special Situations Small Cap Equity Fund commenced operations on December 17, 2015.

Each Fund’s investment objective is non-fundamental, and may be changed by the Trust’s Board of Trustees (the “Board” or “Trustees”) without shareholder approval. Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are nonfundamental. The Penn Capital Management Company, LLC (the “Advisor” or “Penn Capital”) serves as the investment advisor to the Funds.

The Trust offers Institutional Class shares for the Penn Capital Mid Cap Core Fund, the Penn Capital Opportunistic High Income Fund, the Penn Capital Special Situations Small Cap Equity Fund and the Penn Capital Short Duration High Income Fund. The Trust has also registered two other series, each with one class: the Penn Capital Micro Cap Equity Fund and the Penn Capital Enterprise Value Small Cap Equity Fund: Institutional Class. Institutional Class shares do not have a front-end or back-end sales charge. The Penn Capital Micro Cap Equity Fund and Penn Capital Enterprise Value Small Cap Fund have not commenced operations as of February 28, 2023.

The end of the reporting period for the Funds is February 28, 2023, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2023 (the “current fiscal period”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.    Investment Valuation

The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to the Advisor, as valuation designee (the “Valuation Designee”).

A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Valuation Designee may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Designee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, such as, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Designee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to the Valuation Designee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Prices are determined using quoted prices in active markets for identical securities.

Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of the end of the reporting period, in valuing each Fund’s investments:

Description
Penn Capital Mid Cap Core Fund	Level 1	Level 2	Level 3	Total
Investments in Securities(a)
Common Stocks	$12,509,782	$—	$—	$12,509,782
Real Estate Investment Trusts (REITs)	690,951	—	—	690,951
Short-Term Investments	248,170	—	—	248,170
Total Investments in Securities	$13,448,903	$—	$—	$13,448,903

Penn Capital Opportunistic High Income Fund	Level 1	Level 2	Level 3	Total
Investments in Securities(a)
Convertible Bonds	$—	$394,832	$—	$394,832
Corporate Bonds	—	20,351,528	—	20,351,528
Real Estate Investment Trusts (REITs)	88,218	—	—	88,218
Short-Term Investments	4,800,678	—	—	4,800,678
Total Investments in Securities	$4,888,896	$20,746,360	$—	$25,635,256

Penn Capital Short Duration High Income Fund	Level 1	Level 2	Level 3	Total
Investments in Securities(a)
Corporate Bonds	$—	$23,373,162	$—	$23,373,162
Short-Term Investments	10,419,973	—	—	10,419,973
Total Investments in Securities	$10,419,973	$23,373,162	$—	$33,793,135

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

Penn Capital Special Situations Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities(a)
Common Stocks	$16,206,495	—	—	$16,206,495
Real Estate Investment Trusts (REITs)	568,271	—	—	568,271
Short-Term Investments	220,620	—	—	220,620
Total Investments in Securities	$16,995,386	$—	$—	$16,995,386

(a)	All other industry classifications are identified in the Schedule of Investments for the Fund.

During the current fiscal period, the Funds had no significant Level 3 transfers.

B. Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. Dividend income is recognized on ex-dividend date.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

C. Expenses

Certain expenses are shared with The RBB Fund, Inc. (“RBB”), an affiliated fund. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the funds (such as trustee or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable.

D. Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

E. Dividends and Distributions

Dividends and distributions to Shareholders are recorded on the ex-date. The Penn Capital Opportunistic High Income Fund and the Penn Capital Short Duration High Income Fund declare and distribute their net investment income, if any, monthly and make distributions of their net realized capital gains, if any, at least annually, usually in December. The Penn Capital Mid Cap Core Fund and the Penn Capital Special Situations Small Cap Equity Fund declare and distribute their net investment income, if any, annually and make distributions of net realized capital gains, if any, at least annually, usually in December.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that income or realized gains (losses) were recorded by each Fund.

F. Federal Income Taxes

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period and have no provision for taxes in the financial statements. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable) and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

G. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and each Fund. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and considers the risk of loss to be remote.

3. Agreements and Related Party Transactions

Investment Advisory Agreement

The Trust has entered into an investment advisory agreement with the Advisor. Under the terms of the agreement, each Fund pays the Advisor a fee, payable at the end of each month, at an annual rate, set forth in the table below, of the respective Fund’s average daily net assets.

Penn Capital Mid Cap Core Fund	0.90%
Penn Capital Opportunistic High Income Fund	0.69%
Penn Capital Short Duration High Income Fund	0.45%
Penn Capital Special Situations Small Cap Equity Fund	0.95%

With respect to each Fund other than the Penn Capital Opportunistic High Income Fund and the Penn Capital Short Duration High Income Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Funds’ total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. With respect to the Penn Capital Opportunistic High Income Fund and the Penn Capital Short Duration High Income Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Fund’s total annual operating expenses (including any acquired fund fees and expenses incurred by the Fund as a result of its investments in other investment companies managed by the Advisor, but excluding any acquired fund fees and expenses incurred by the Fund as a result of its investments in unaffiliated investment companies, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. The expense limitation agreement will remain in place through December 31, 2023. Thereafter, the expense limitation agreement for the Funds will be reviewed annually by the Advisor and the Board.

Institutional Class
Penn Capital Mid Cap Core Fund	1.06%
Penn Capital Opportunistic High Income Fund	0.72%
Penn Capital Short Duration High Income Fund	0.54%
Penn Capital Special Situations Small Cap Equity Fund	1.09%

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

Any waived or reimbursed expenses by the Advisor to the Funds excluding any waivers related to acquired fund fees and expenses incurred by the Funds as a result of its investments in other investment companies managed by the Advisor, are subject to repayment by a Fund in the three years following the date the fees were waived or the expenses were paid, provided that the respective Fund is able to make the repayment without exceeding the Fund’s expense limitation in place when the fees were waived or expenses paid. The Advisor’s waived fees and paid expenses that are subject to potential recoupment are as follows:

Fiscal Period Incurred	Amount Waived/ Expense Assumed		Amount Recouped	Amount Subject to Potential Recoupment	Year of Expiration
Penn Capital Mid Cap Core Fund
June 30, 2021	$198,611		$—	$198,611	2024
August 31, 2021(1)	20,634		—	20,634	2024
August 31, 2022	72,939		—	72,939	2025
February 28, 2023	38,259		—	38,259	2026
Total	$330,443		$—	$330,443
Penn Capital Opportunistic High Income Fund
June 30, 2021	$256,142	(2)	$—	$253,063	2024
August 31, 2021(1)	30,361		—	30,361	2024
August 31, 2022	133,924	(2)	—	126,522	2025
February 28, 2023	71,290	2)	—	66,583	2026
Total	$491,717		$—	$476,529
Penn Capital Short Duration High Income Fund
June 30, 2021	$271,231	(2)	$—	$265,384	2024
August 31, 2021(1)	33,215	(2)	—	31,724	2024
August 31, 2022	133,986	(2)	—	118,474	2025
February 28, 2023	98,831	(2)	—	90,612	2026
Total	$537,263		$—	$506,194
Penn Capital Special Situations Small Cap Equity Fund
June 30, 2021	$222,981		$—	$222,981	2024
August 31, 2021(1)	17,080		—	17,080	2024
August 31, 2022	80,812		—	80,812	2025
February 28, 2023	47,148		—	47,148	2026
Total	$368,021		$—	$368,021

(1)	Period from July 1, 2021 through August 31, 2021.
(2)	Includes fees waived that are not subject to potential recoupment.

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

Distribution Agreement

Foreside Fund Services, LLC is the Trust’s distributor and principal underwriter (the “Distributor”).

Agreements with the Administrator, Transfer Agent, and Custodian

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as the Funds’ administrator. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan on behalf of each Fund’s Institutional Class. Under the plan, each Class can pay for non-distribution related shareholder support services (‘‘service fees’’) in an amount up to 0.15% of its average daily net assets. The amount actually incurred by the Institutional Class shares for the current fiscal period on an annualized basis was 0.00% for the Penn Capital Mid Cap Core Fund, 0.00% for the Penn Capital Opportunistic High Income Fund, 0.00% for the Penn Capital Short Duration High Income Fund and 0.00% for the Penn Capital Special Situations Small Cap Equity Fund.

Other Related Party Transactions

The Advisor and its affiliates have made investments in the Funds and accordingly, as shareholders of the Funds, pay a proportionate share of the Funds’ investment advisory fees and other expenses identified in the Funds’ Prospectus.

4. Federal Tax Information

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differences in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to distributable earnings and additional paid-in capital.

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

The following information is provided on a tax basis as of August 31, 2022:

	Penn Capital Opportunistic High Income Fund	Penn Capital Special Situations Small Cap Equity Fund	Penn Capital Mid Cap Core Fund	Penn Capital Short Duration High Income Fund
Cost of investments	$19,726,802	$15,201,404	$10,372,192	$35,164,630
Gross unrealized appreciation	22,023	2,729,733	3,024,679	12,730
Gross unrealized (depreciation)	(2,009,066)	(1,304,451)	(674,617)	(1,691,405)
Net unrealized appreciation (depreciation)	(1,987,043)	1,425,282	2,350,062	(1,678,675)

Undistributed ordinary income	21,557	—	15,705	27,854
Undistributed long-term capital gains	—	277,730	45,435	—
Total distributable earnings	21,557	277,730	61,140	27,854

Other accumulated losses	(1,073,446)	—	(39,067)	(1,954,591)

Total accumulated earnings (losses)	$(3,038,932)	$1,703,012	$2,372,135	$(3,605,412)

Net investment income and net realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to net operating losses. On the Statement of Assets and Liabilities, the following adjustments were made:

	Distributable Earnings	Paid-In Capital
Penn Capital Special Situations Small Cap Equity Fund	$56,705	$(56,705)

The Funds intend to utilize capital loss carryforwards to offset future realized gains. Capital loss carryforwards available for federal income tax purposes are as follows:

	Capital Loss Available Through	Short-Term Capital Loss Amounts	Long-Term Capital Loss Amounts
Penn Capital Opportunistic High Income Fund	unlimited	$664,563	$389,898
Penn Capital Short Duration High Income Fund	unlimited	1,941,966	—

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively. For the fiscal period ended August 31, 2022, the Penn Capital Mid Cap Core Fund deferred Post October losses of $39,067.

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

The character of distributions for tax purposes paid during the fiscal period ended August 31, 2022, is as follows:

	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Penn Capital Opportunistic High Income Fund	$943,646	$—
Penn Capital Short Duration High Income Fund	1,192,175	—
Penn Capital Mid Cap Core Fund	162,152	1,840,497
Penn Capital Special Situations Small Cap Equity Fund	1,940,765	1,412,060

The character of distributions for tax purposes paid during the fiscal year ended August 31, 2021, is as follows:

	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Penn Capital Opportunistic High Income Fund	$156,147	$—
Penn Capital Short Duration High Income Fund	213,906	—

The character of distributions for tax purposes paid during the fiscal year ended June 30, 2021, is as follows:

	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Penn Capital Mid Cap Core Fund	$1,241	$—
Penn Capital Opportunistic High Income Fund	1,055,682	—
Penn Capital Short Duration High Income Fund	1,641,797	—

5. Trustee and Officer Compensation

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant-Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Trust. They are compensated by the Trust for services provided. Certain employees of U.S. Bancorp Fund Services, LLC serve as officers of the Trust. They are not compensated by the Funds or the Trust. For Trustee and Officer compensation amounts, please refer to the Statement of Operations.

6. Investment Transactions

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended February 28, 2023, were as follows:

	Non-U.S. Government		U.S. Government
	Purchases	Sales	Purchases	Sales
Penn Capital Mid Cap Core Fund	$5,781,479	$5,722,950	$—	$—
Penn Capital Opportunistic High Income Fund	9,926,435	6,474,273	—	—
Penn Capital Short Duration High Income Fund	2,934,918	11,903,761	—	—
Penn Capital Special Situations Small Cap Equity Fund	5,933,565	6,751,318	—	—

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

7. Capital Share Transactions

	Penn Capital Mid Cap Core Fund September 1, 2022 - February 28, 2023	Penn Capital Opportunistic High Income Fund September 1, 2022 - February 28, 2023	Penn Capital Short Duration High Income Fund September 1, 2022 - February 28, 2023	Penn Capital Special Situations Small Cap Equity Fund September 1, 2022 - February 28, 2023

Institutional Class Shares
Shares sold	13,010	1,072,115	840,452	44,623
Shares issued in reinvestment of dividends	3,920	50,796	60,479	18,577
Shares redeemed	(33,543)	(183,094)	(904,691)	(101,481)
Net increase (decrease)	(16,613)	939,817	(3,760)	(38,281)

8. Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from September 1, 2022 through February 28, 2023. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

	September 1, 2022		Additions		Reductions
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost
Penn Capital Opportunistic High Income Fund
Penn Capital Floating Rate Income Fund	158,977	$1,539,143	6,191	$56,573	(165,168)	$(1,595,716)
		$1,539,143		$56,573		$(1,595,716)

Penn Capital Short Duration High Income Fund
Penn Capital Floating Rate Income Fund	277,659	$2,714,060	10,813	$98,807	(288,472)	$(2,812,867)
		$2,714,060		$98,807		$(2,812,867)

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

	February 28, 2023					February 28, 2023
Issuer Name	Share Balance	Dividend Income	Capital Gain Distribution	Unrealized Appreciation/ Depreciation Change	Realized Loss	Value	Cost
Penn Capital Opportunistic High Income Fund
Penn Capital Floating Rate Income Fund	—	$51,800	$—	$—	$(71,087)	$—	$—
		$51,800	$—	$—	$(71,087)	$—	$—

Penn Capital Short Duration High Income Fund
Penn Capital Floating Rate Income Fund	—	$84,590	$—	$—	$(150,040)	$—	$—
		$84,590	$—	$—	$(150,040)	$—	$—

9. Credit Risk, LIBOR and Asset Concentration

Small- and mid-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small- and mid-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small- and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

High yield securities and unrated securities of similar credit quality have speculative characteristics and involve greater volatility of price and yield, greater of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

There are a number of risks associated with an investment in bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

A Fund may invest in certain instruments that rely in some fashion upon London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

10. Line of Credit

The Funds have a $10,000,000 uncommitted, unsecured, umbrella 364-day line of credit, for temporary purposes, including to meet redemption requests. The interest rate as of February 28, 2023 was 7.75%. During the current fiscal period, the Penn Capital Mid Cap Core Fund, the Penn Capital Opportunistic High Income Fund, and the Penn Capital Short Duration High Income Fund did not use the credit line.

During the current fiscal period, line of credit activity for the Penn Capital Special Situations Small Cap Equity Fund was as follows:

Fund	Average Borrowings	Amount Outstanding as of February 28, 2023	Interest Expense	Maximum Borrowing
Penn Capital Special Situations Small Cap Equity Fund	$2,011	$—	$78	$226,000

11. Recent Accounting Pronouncements and Regulatory Updates

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 25, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

12. Concentration Risks

The Advisor and its employees collectively have beneficial ownership, either directly or indirectly, of more than 20% of each of the Funds as of February 28, 2023. In addition to the Advisor, one or more individual investors own more than 10% of the Penn Capital Special Situations Small Cap Equity Fund and the Penn Capital Mid Cap Core Fund as of February 28, 2023. To the extent multiple investors in the Funds rely on the advice of a common investment advisor the Funds may have the risk of a concentrated investor base.

13. COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

14. Ukraine-Russia Conflict Risk

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Funds may have to issuers located in these countries.

15. Unfunded Commitments

The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly funded. During the contractual period, the Funds are obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statements of Assets and Liabilities. As of February 28, 2023, there were no unfunded commitments to report.

16. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

THE RBB FUND TRUST

Additional Information

FEBRUARY 28, 2023 (UNAUDITED)

Proxy Voting Policies

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities owned by that Fund is available: (1) without charge, upon request, by calling 844-302-7366; (2) in the Statement of Additional Information on the Trust’s website www.penncapitalfunds.com; and (3) on the SEC’s website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 may be obtained (1) without charge, upon request, by calling 844-302-7366 and (2) on the SEC’s website at www.sec.gov.

Form N-PORT

Each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT will be available on the EDGAR database on the SEC’s website at www.sec.gov.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the transfer agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call (844) 302-7366 to request individual copies of these documents. The transfer agent will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

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Investment Advisor
Penn Capital Management Company, LLC
Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Custodian
U.S. Bank N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME 04101

Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Shareholder/Investor Information
1.844.302.PENN (7366)
www.penncapitalfunds.com

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUNDS’ INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER RELEVANT INFORMATION CAN BE FOUND IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, COPIES OF WHICH MAY BE OBTAINED BY CALLING (844) 302-PENN (7366) OR BY VISITING WWW.PENNCAPITALFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

PENN-SAR23

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund Trust

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(principal executive officer)

Date	5/03/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(principal executive officer)

Date	5/03/2023

By (Signature and Title)*	/s/ James Shaw
James Shaw, CFO/COO
(principal financial officer)

Date	5/03/2023

* Print the name and title of each signing officer under his or her signature.